[PHOTO]




The Mason Street Funds Prospectus
        ------------------------------------------------------------------------
------------------------------------------------------------

       July 9, 2004

Small Cap Growth Stock Fund
Aggressive Growth Stock Fund
International Equity Fund
Index 400 Stock Fund
Growth Stock Fund
Large Cap Core Stock Fund
Index 500 Stock Fund
Asset Allocation Fund
High Yield Bond Fund
Municipal Bond Fund
Select Bond Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                    [GRAPHIC]

MasonStreet
Funds/(SM)/

Contents

                   Summary                                1
                   -----------------------------------------
                   Funds at a Glance                      1
                   -----------------------------------------

                   Primary Risks                          4
                   -----------------------------------------
                   Performance                            6
                   -----------------------------------------
                   Expense Information                   10
                   -----------------------------------------

                   The Funds in Detail                   14
                   -----------------------------------------
                   Stock Funds Category                  15
                   -----------------------------------------
                   Multi-Asset Fund Category             18
                   -----------------------------------------
                   Bond Funds Category                   19
                   -----------------------------------------
                   More About Risks                      23
                   -----------------------------------------

                   Management of the Funds               27
                   -----------------------------------------

                   Buying and Selling Fund Shares        30
                   -----------------------------------------
                   Investment Minimums and Maximums      30
                   -----------------------------------------
                   Flexible Sales Charge Options         30
                   -----------------------------------------
                   Class A Shares                        31
                   -----------------------------------------
                   Class B and Class C Shares            34
                   -----------------------------------------
                   How Shares are Priced                 36
                   -----------------------------------------

                   Shareholders' Guide                   37
                   -----------------------------------------
                   How to Buy Shares                     37
                   -----------------------------------------
                   How to Exchange Shares                38
                   -----------------------------------------
                   How to Sell Shares                    40
                   -----------------------------------------
                   Quick Address and Telephone Reference 42
                   -----------------------------------------

                   Distributions and Taxes               43
                   -----------------------------------------

                   Financial Highlights                  45
                   -----------------------------------------

                   Appendix A - Glossary                 73
                   -----------------------------------------

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this Prospectus and in the Statement of Additional Information.

                                                                   July 9, 2004

Summary

This section will give you a brief summary of the Mason Street Funds(R)/ /and their investment objectives, strategies, risks and performance. Please refer to the detailed description of investment objectives and policies (beginning at p.
14) for those Funds you wish to purchase. A glossary of terms is included in Appendix A.
Funds at a Glance

Stock Funds

Small Cap Growth Stock Fund
Objective: Long-term growth of capital. The Fund will seek to achieve this objective primarily by investing in the equity securities of small companies selected for their growth potential.

Portfolio: Primarily equity securities of small capitalization companies.

Strategy: To identify and invest in companies with above-average potential for growth. The investment process involves detailed studies of individual companies. In evaluating individual companies, factors such as the company management team, the growth rate of revenues and earnings, opportunities for margin expansion and strong financial characteristics are important variables used in the analysis.

Principal Risks: The primary risks for this Fund are the risks for stocks in general, growth stocks and small cap stocks, as described in the next section.

Aggressive Growth Stock Fund
Objective: Long-term growth of capital. The Fund seeks to achieve this objective primarily by investing in the equity securities of companies selected for their growth potential.

Portfolio: Primarily common stocks of medium and small capitalization companies.

Strategy: To identify and invest in companies with above-average potential for growth. The investment process involves detailed studies of individual companies. In evaluating individual companies, factors such as the company management team, the growth rate of revenues and earnings, opportunities for margin expansion and strong financial characteristics are important variables used in the analysis.

Principal Risks: The primary risks for this Fund are the risks for stocks in general, growth stocks, mid cap stocks and small cap stocks, as described in the next section.

International Equity Fund
Objective: Long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in equity securities of issuers from countries outside the U.S.

Portfolio: Primarily equity securities of issuers in foreign countries.

Strategy: To identify and invest in the undervalued stocks of foreign companies offering the greatest discounts to their long-term values. The strategy for the Fund will reflect a bottom-up, value-oriented and long-term investment philosophy. In choosing equity investments, the Fund's manager will focus on the market price of a company's securities in relation to the company's long-term earnings, asset value and cash flow potential. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered.

Principal Risks: The primary risks for this Fund are the risks for international securities, stocks in general and value stocks, as described in the next section.

Index 400 Stock Fund
Objective: Investment results that approximate the performance of the Standard & Poor's MidCap 400 Stock Price Index ("S&P MidCap 400 Index"), by investing in stocks included in the S&P MidCap 400 Index.

Portfolio: The S&P MidCap 400 Index is composed of 400 common stocks. The S&P MidCap 400 does not include the very large issues that account for most of the weighting in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R) Index"). Most of the companies in the S&P MidCap 400 Index have a market value in the range of $750 million to $5 billion.

Strategy: To capture medium market capitalization performance by investing in a portfolio modeled after a mid cap stock index. The Fund invests in stocks included in the S&P MidCap

400 Index in proportion to their weightings in the Index. The Fund will not be managed in the traditional sense using economic, financial and market analysis. A computer program will be used to determine which stocks are to be purchased or sold to achieve the Fund's objective. The Fund will, to the extent feasible, remain fully invested. The Fund will not buy stocks that are not in the S&P MidCap 400 Index and will seek to sell such stocks in an orderly manner in the event of changes in the Index or spin-offs.

Principal Risks: The primary risks for this Fund are the risks for stocks in general as described in the next section.

Growth Stock Fund
Objective: Long-term growth of capital by investing in companies believed to have above-average earnings growth potential.

Portfolio: Primarily high quality growth stocks of medium and large capitalization companies.

Strategy: To analyze economic trends to determine their impact on various sectors and industries and to select high quality stocks from industries with the best earnings potential. The Fund invests primarily in equity securities of well-established companies selected for their growth potential, with emphasis placed on high quality companies with strong financial characteristics. The investment process is initiated with an analysis of the economic outlook. Further study of economic sectors leads to the identification of growth-oriented industries, and to detailed studies of individual companies. In evaluating individual companies, factors such as the company management team, product outlook, global exposure, industry leadership position and financial characteristics are important variables used in the analysis.

Principal Risks: The primary risks for this Fund are the risks for stocks in general and growth stocks, as described in the next section.

Large Cap Core Stock Fund
Objective: Long-term growth of capital and income. The Fund seeks to achieve these objectives by investing in a broadly diversified portfolio of equity securities. Current income and growth of income are important.

Portfolio: Primarily equity securities of large companies.

Strategy: To actively manage a broadly diversified portfolio of equity securities. The Fund attempts to reduce risk by investing across all market sectors. Holdings will be spread over many industries and high quality companies. The manager of the Fund may underweight or overweight market sectors versus the S&P 500(R) Index based on economic trends. The Fund will maintain a balance of growth and income-producing equities. The focus of the Fund will be on equities considered to be large capitalization equities. The Fund's dividend yield will be at least 75% of the dividend yield of the S&P 500(R).

Principal Risks: The primary risk for this Fund is the risk for stocks in general.

Index 500 Stock Fund
Objective: Investment results that approximate the performance of the S&P 500(R) Index, by investing in stocks included in the S&P 500(R) Index.

Portfolio: The S&P 500(R) Index is composed of 500 common stocks representing approximately three-fourths of the total market value of all publicly-traded common stocks in the U.S.

Strategy: To capture broad market performance by investing in a portfolio modeled after a broadly based stock index. The Fund invests in stocks included in the S&P 500(R) Index in proportion to their weightings in the Index. The Index 500 Stock Fund will not be managed in the traditional sense using economic, financial and market analysis. A computer program will be used to determine which stocks are to be purchased or sold to achieve the Fund's objective. The Fund will, to the extent feasible, remain fully invested. The Fund will not buy stocks that are not in the S&P 500(R) Index and will seek to sell such stocks in an orderly manner in the event of changes in the Index or spin-offs.

Principal Risks: The primary risks for this Fund are the risks for stocks in general as described in the next section.

                                                                   July 9, 2004



Multi-Asset Fund

Asset Allocation Fund
Objective: Realize as high a level of total return as is consistent with reasonable investment risk. The Fund will follow a flexible policy for allocating assets among equity securities, debt investments and cash or cash equivalents. Equity securities may include foreign stock and debt investments. Debt investments may include non-investment grade obligations.

Portfolio: The normal range of investments is 45-75% equities, 20-50% debt and 0-20% cash or cash equivalents. Up to 50% of its net assets may be invested in foreign stocks. See "Foreign Securities" on p. 24. The Fund may invest up to 20% of its total assets in non-investment grade debt obligations.

Strategy: To adjust the mix between asset sectors to capitalize on the changing financial markets and economic conditions. The advisor intends to actively manage the Fund's assets, maintaining a balance over time between investment opportunities and their potential risks.

Principal Risks: The primary risks for this Fund are the risks for stocks in general, interest rate risk, credit risk and the risks for international securities, as described in the next section.

Bond Funds

High Yield Bond Fund
Objective: High current income and capital appreciation. The Fund seeks to achieve this objective by investing primarily in debt securities that are rated below investment grade by at least one major rating agency.

Portfolio: Primarily below investment-grade debt securities, commonly known as "junk bonds."

Strategy: To identify and invest in attractive investment opportunities through rigorous industry and credit analysis. The primary investment strategy of the Fund is to invest in industries or individual companies that are attractively priced or which have stable or improving fundamental financial characteristics relative to the overall high yield market. The success of this strategy depends on the manager's analytical and portfolio management skills. In selecting securities, the manager will consider the ratings assigned by the major rating agencies, but primary reliance will be placed on the manager's evaluation of credit and market risk in relationship to the expected rate of return. The manager of the Fund seeks to reduce the volatility of these securities through careful evaluation of credit and market risk and diversification of the Fund's investments.

Principal Risks: The primary risks for this Fund are credit risk, default risk, interest rate risk and the risks for international securities, as described in the next section.

Municipal Bond Fund

Objective: A high level of current income exempt from federal income taxes, consistent with the preservation of capital, by investing primarily in investment grade municipal obligations.

Portfolio: Primarily investment-grade municipal bonds, with the ability to invest up to 20% of its assets in lower rated securities.

Strategy: To actively manage the portfolio to take advantage of changes in interest rates, quality, sector and maturity of fixed income securities. While the Fund has no security maturity restrictions, its average maturity will normally be ten years or longer.

Principal Risks: The primary risks for this Fund are credit risk and interest rate risk, as described in the next section.

Select Bond Fund
Objective: High income and capital appreciation, consistent with preservation of capital.

Portfolio: Primarily investment grade debt securities with maturities exceeding one year.

Strategy: To actively manage the portfolio to take advantage of changes in interest rates, quality and maturity of fixed income securities.

Principal Risks: The primary risks for this Fund are interest rate risk, credit risk and the risks for international securities, as described in the next section.

Primary Risks

You should select the Funds that reflect your particular financial goals and willingness to accept risk. When you invest in a Fund, you assume the risks of investing in the types of securities held by the Fund. Investing in securities involves varying types and degrees of risk, such as market, interest rate, credit, financial, or pre-payment risk. Loss of money is a risk of investing in any Fund.
The following summarizes important risks that apply to the Funds and may result in a loss of your investment. A more detailed discussion of risks can be found in the "More About Risks" section on p. 23. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective. There is also the risk that poor security selection by the Fund's manager will cause the Funds to underperform other Funds having similar objectives.

Risks for Equity Investments Funds whose investments are concentrated in equity securities tend to be more volatile than other investment choices. The value of a Fund invested in equity securities may decrease if the value of an individual company in the Fund decreases. A variety of factors will affect the price of a particular stock, including poor earnings reports, material litigation or changes in government regulation. The value of a Fund invested in equity securities could also decrease if the stock market goes down. Common stock, the principal type of equity investment held by the Funds, ranks after preferred stock and bonds in its claim on income for dividend payments and on assets should the issuer of the security be liquidated or reorganized under bankruptcy or similar laws. If the value of a Fund decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may get back less money. Stocks of growth companies offer opportunities for greater long-term capital appreciation, but may be more volatile than stocks of larger, more established companies. They have greater risk if the company's earnings growth or stock price fails to increase as expected. In addition, the NAV of Funds that invest in small companies may fluctuate more than that of Funds primarily invested in large- or mid-sized companies. In turn, the NAV of Funds that invest in mid-sized companies may fluctuate more than that of Funds primarily invested in large-sized companies. Small company securities may underperform as compared to the securities of larger companies. They also may pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Index 500 Stock Fund and Index 400 Stock Fund are classified as non-diversified Funds. This means that, compared with the other Funds, these Funds may invest a greater percentage of their assets in a smaller number of stocks. This could occur if an index became dominated by a handful of companies. If this were to occur, you would be more exposed to the risk of underperformance of the stocks of these companies.

Risks for Debt Investments Although Funds that invest in debt securities may be less volatile than Funds that invest most of their assets in equity securities, the Funds' returns and yields will vary, and you could lose money. Funds whose investments are concentrated in a variety of debt securities are subject to the risk that their value will fall if interest rates rise. Since the value of a Fund invested in debt securities will generally decrease when interest rates rise, the Funds' NAV will likewise decrease. Changes in interest rates can affect prices of debt securities (know as "interest rate risk"). The values of debt securities are subject to change when prevailing interest rates change. When interest rates fall, the value of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall and they may sell at a discount from their full amount. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. Another risk associated with a Fund invested in debt securities is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. If the issuer fails to pay interest, a Fund's income might be reduced. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce a security's market value. Funds that invest in high yield/high risk bonds, also known as "junk bonds," may be more sensitive to economic changes, political changes, or adverse

                                                                   July 9, 2004


developments specific to the company that issued the bond than those that invest in investment grade bonds. These bonds generally have a greater credit risk than other types of debt securities. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuer of those securities might not meet their debt obligations. While investment grade securities are also subject to risks of non-payment of interest and principal, higher yielding junk bonds, whether rated or unrated, generally have greater risks than investment grade securities. The market for junk bonds may be less liquid, particularly during times of general economic distress, and therefore they may be harder to value and sell at an acceptable price. Because of these factors, the performance and NAV of the Funds that invest in high yield/high risk bonds may vary significantly, depending upon their holdings of high yield/high risk bonds.

Risks for International Investments The performance and NAV of Funds that invest substantially in international securities may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. Foreign investing can result in higher transaction and operating costs for a Fund. The value of foreign investments may be affected by exchange control regulations, expropriation of a company's assets, foreign trade, delays in settlement of transactions, change in governmental, economic or monetary policy in the United States or abroad, or other political and economic factors. Investing in international securities of companies domiciled in emerging markets may be subject to even greater risks than international investing generally, including (i) less social, political and economic stability; (ii) a smaller and less liquid trading market for such securities; (iii) foreign taxation; (iv) the absence of developed legal structures governing private or foreign investment; (v) a less well developed capital market structure or market-oriented economy; and (vi) the possibility of a reversal of favorable economic developments seen in some developing countries due to unanticipated political or social events.

Risks for Multi-Asset Fund As a Multi-Asset Fund, the Asset Allocation Fund will share the investment risks associated with equity, debt, and international securities described above. The overall portfolio risk will be determined largely by the mix of securities held by the Fund at any point in time.

Risks Relating to Portfolio Turnover A change in the securities held by the Fund is known as "portfolio turnover." Some of the Funds may engage in active and frequent trading to try to achieve its objective and may have a high portfolio turnover rate of over 100% annually. Increased portfolio turnover creates higher brokerage and transaction costs for a Fund and may reduce performance. If a Fund realizes capital gains when it sells its portfolio investments, it must generally pay these gains out to shareholders, increasing their taxable distributions. The Financial Highlights table at the end of this Prospectus shows the Funds' portfolio turnover rates during the past five fiscal years.

Risks of Derivative Instruments The Funds can use derivatives to seek increased income or try to hedge investment risks. In general terms, a derivative instrument is an investment contract whose value depends on (or is derived from) the rate of an underlying asset, interest rate or index. Options, futures, interest rate swaps, structured notes and mortgaged-related securities are examples of the derivatives the Funds may use. If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way a Fund's manager expected it to perform. If that happens, a Fund's share price could decline, the Fund could receive less income than expected, and/or its hedge might be unsuccessful.

Performance

The following bar charts provide one indication of the risks of investing in the Funds by showing each Fund's performance for calendar years 1998 (or such calendar year after 1998 based on the Fund's commencement of operations) through 2003. Performance of Class A shares is shown.

Annual Total Returns
Small Cap
Growth Stock Fund
                                    [CHART]


 2000    2001    2002     2003
------  ------  -------  ------
 9.75%  -4.48%  -19.12%  31.72%



Growth
Stock Fund
                                    [CHART]


                 1998    1999    2000    2001    2002    2003
                ------  ------  ------  ------  ------   ----
                27.47%  25.21%  -0.66%  -15.90% -21.39%  18.17%





High Yield
Bond Fund
                                    [CHART]

    1998    1999    2000    2001    2002    2003
   ------  ------  ------  ------  ------  ------
   -1.90%  -0.31%  -3.44%  5.02%   -3.29%  26.87%




Aggressive Growth
Stock Fund
                                    [CHART]


    1998    1999    2000    2001    2002    2003
   ------  ------  ------  ------  ------  ------
   13.98%  51.68%   5.74%  -19.10% -21.20% 23.64%




Large Cap Core
Stock Fund
                                    [CHART]

                    1998    1999    2000    2001    2002    2003
                   ------  ------  ------  ------  ------   ----
                   22.08%  6.88%   -7.28%  -8.39%  -28.48%  22.47%





Municipal
Bond Fund
                                    [CHART]

    1998    1999    2000    2001    2002    2003
   ------  ------  ------  ------  ------  ------
   6.65%   -2.15%  12.30%  5.40%   10.15%   4.63





International
Equity Fund
                                    [CHART]

           1998    1999      2000    2001      2002      2003
           ----    ----      ----    ----      ----      ----
          -1.08%   19.60%   -1.44%  -14.79%   -16.75%    36.57%



Index 500
Stock Fund
                                    [CHART]

   1998     1999     2000      2001    2002    2003
   ----     ----     ----      ----    ----    ----
  27.71%   20.24%   -9.50%   -12.47%  -22.66%  27.61%




Select
Bond Fund
                                    [CHART]

   1998    1999     2000    2001    2002    2003
   ----    ----     ----    ----    ----    ----
   5.68%   0.44%   10.98%   9.72%   11.71%  4.90%

Index 400
Stock Fund
                                    [CHART]


                        2000     2001     2002      2003
                        ----     ----     ----      ----
                        17.30%  -1.10%   -15.04%   34.29%


Asset Allocation
Fund
                                    [CHART]

   1998     1999     2000    2001     2002    2003
   ----     ----     ----    ----     ----    ----
  14.10%   22.98%   7.26%   -6.38%  -11.17%  20.20%


Sales loads are not reflected in the bar charts. Returns would be less than those shown if sales loads were reflected.

                                                                   July 9, 2004


The chart below shows the Funds' total returns for the period 12/31/03-3/31/04. The chart also shows the highest and lowest quarterly return for each Fund for the periods shown in the bar chart.

                                 Total Return      Quarterly Total Returns
                               12/31/03-3/31/04  Best Quarter   Worst Quarter
  ------------------------------                ------------------------------
  Small Cap Growth Stock Fund       3.68%       22.02% (4Q/01) -22.46% (3Q/01)
  ----------------------------------------------------------------------------
  Aggressive Growth Stock Fund      2.24%       34.81% (4Q/99) -23.14% (3Q/01)
  ----------------------------------------------------------------------------
  International Equity Fund         3.10%       20.74% (2Q/03) -19.40% (3Q/02)
  ----------------------------------------------------------------------------
  Index 400 Stock Fund              4.72%       17.88% (4Q/01) -16.57% (3Q/01)
  ----------------------------------------------------------------------------
  Growth Stock Fund                 1.26%       22.09% (4Q/98) -14.71% (3Q/01)
  ----------------------------------------------------------------------------
  Large Cap Core Stock Fund         1.05%       21.43% (4Q/98) -18.10% (3Q/02)
  ----------------------------------------------------------------------------
  Index 500 Stock Fund              1.53%       21.13% (4Q/98) -17.32% (3Q/02)
  ----------------------------------------------------------------------------
  Asset Allocation Fund             2.42%       14.63% (4Q/99)  -9.46% (3Q/01)
  ----------------------------------------------------------------------------
  High Yield Bond Fund              2.55%        8.51% (2Q/03) -10.57% (3Q/98)
  ----------------------------------------------------------------------------
  Municipal Bond Fund               1.45%        5.00% (3Q/02)  -1.86% (2Q/99)
  ----------------------------------------------------------------------------
  Select Bond Fund                  3.28%        6.74% (3Q/02)  -0.80% (3Q/98)
  ----------------------------------------------------------------------------

Average Annual Returns

The following table further illustrates the risks of investing in the Funds by showing how each Fund's average annual returns for the periods shown ending December 31, 2003, compare with the returns of certain indices that measure broad market performance. This table assumes that the maximum initial sales charge was paid for Class A shares and that the shares were redeemed at the end of the applicable period and the maximum contingent deferred sales charge was paid for Class B and Class C shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for Class B and Class C shares will vary. The Funds' before and after-tax past performance is not necessarily an indication of how the Funds will perform in the future.

Further information about the performance of the Funds is contained in Mason Street Funds annual report to shareholders, which may be obtained without charge from your Registered Representative, your financial adviser or by writing to the address or calling the phone number listed on pp. 37-38.

                                                        Life
                                                       of Fund
                                      1 Year 5 Year (annualized)*
               --------------------------------------------------
               Small Cap Growth Stock Fund
               Class A
                 Return Before Taxes  25.41%  N/A       11.60%
                 Return After Taxes
                  on Distributions    25.41%  N/A        9.66%
                 Return After Taxes
                  on Distributions
                  and Sale of Fund
                  Shares              16.51%  N/A        8.83%
               Class B
                 Return Before Taxes  25.95%  N/A       11.82%

                                                        Life
                                                       of Fund
                                      1 Year 5 Year (annualized)*
              ---------------------------------------------------
              Class C
                Return Before
                 Taxes/(b)/           29.95%   N/A      12.12%
              S&P Small Cap 600
               Index/(c)/             38.77%   N/A       9.36%
              Russell 2000 Index/(d)/ 47.27%   N/A       5.88%
              Lipper - Small Cap
               Growth Index/(h)/      44.36%  1.88%        --
              ---------------------------------------------------

                                                        Life
                                                       of Fund
                                      1 Year 5 Year (annualized)*
               --------------------------------------------------
               Aggressive Growth Stock Fund
               Class A
                 Return Before Taxes  17.81%  3.79%      9.54%
                 Return After Taxes
                  on Distributions    17.81%  1.90%      7.73%
                 Return After Taxes
                  on Distributions
                  and Sale of Fund
                  Shares              11.58%  2.64%      7.65%
               Class B
                 Return Before Taxes  17.82%  3.81%      9.60%
               Class C
                 Return Before
                  Taxes/(b)/          21.82%  4.09%      9.60%
               S&P MidCap 400 Index   35.59%  9.20%     14.42%
               --------------------------------------------------
               International Equity Fund
               Class A
                 Return Before Taxes  29.99%  1.69%      0.84%
                 Return After Taxes
                  on Distributions    30.08%  1.29%      0.19%
                 Return After Taxes
                  on Distributions
                  and Sale of Fund
                  Shares              20.06%  1.31%      0.43%
               Class B
                 Return Before Taxes  30.74%  1.66%      0.92%
               Class C/(a)/
                 Return Before
                  Taxes/(b)/          34.74%  2.03%      0.92%
               Morgan Stanley Capital
                International EAFE
                (Europe-Australasia-
                Far East) Index       39.17%  0.26%      3.52%
               Lipper-International
                Fund Index/(j)/       34.74%  1.28%        --
               --------------------------------------------------
               Index 400 Stock Fund
               Class A
                 Return Before Taxes  27.92%   N/A       6.76%
                 Return After Taxes
                  on Distributions    27.65%   N/A       5.15%
                 Return After Taxes
                  on Distributions
                  and Sale of Fund
                  Shares              18.34%   N/A       4.81%
               Class B
                 Return Before Taxes  28.41%   N/A       6.91%
               Class C/(a)/
                 Return Before
                  Taxes/(b)/          32.41%   N/A       7.26%
               S&P MidCap 400 Index   35.59%   N/A       8.43%
               --------------------------------------------------

                                                        Life
                                                       of Fund
                                      1 Year 5 Year (annualized)*
               --------------------------------------------------
               Growth Stock Fund
               Class A
                 Return Before Taxes  12.51% -1.53%     6.36%
                 Return After Taxes
                  on Distributions    12.51% -2.30%     5.32%
                 Return After Taxes
                  on Distributions
                  and Sale of Fund
                  Shares               8.13% -1.55%     5.07%
               Class B
                 Return Before Taxes  12.46% -1.56%     6.44%
               Class C
                 Return Before
                  Taxes/(b)/          16.46% -5.93%     6.44%
               S&P 500(R) Index/(e)/  28.67% -0.57%     7.43%
               Lipper-Large Cap-Core
                Index/(k)/            27.00% -3.87%       --
               --------------------------------------------------
               Large Cap Core Stock Fund
               Class A
                 Return Before Taxes  16.67% -5.41%     2.42%
                 Return After Taxes
                  on Distributions    16.62% -5.93%     0.54%
                 Return After Taxes
                  on Distributions
                  and Sale of Fund
                  Shares              10.89% -4.74%     1.07%
               Class B
                 Return Before Taxes  16.75% -5.45%     2.50%
               Class C/(a)/
                 Return Before
                  Taxes/(b)/          20.75% -5.09%     2.50%
               S&P 500(R) Index/(e)/  28.67% -0.57%     7.43%
               Lipper-Large Cap-Core
                Index/(k)/            25.59% -1.75%       --
               --------------------------------------------------
               Index 500 Stock Fund
               Class A
                 Return Before Taxes  21.57% -2.19%     5.90%
                 Return After Taxes
                  on Distributions    21.44% -2.47%     5.39%
                 Return After Taxes
                  on Distributions
                  and Sale of Fund
                  Shares              14.20% -2.01%     4.90%
               Class B
                 Return Before Taxes  21.82% -2.20%     6.02%
               Class C/(a)/
                 Return Before
                  Taxes/(b)/          25.82% -1.83%     6.02%
               S&P 500(R) Index/(e)/  28.67% -0.57%     7.43%
               Lipper-S&P 500 Funds
                Index/(l)/            27.78% -1.12%       --
               --------------------------------------------------

                                                                   July 9, 2004


                                                          Life
                                                         of Fund
                                        1 Year 5 Year (annualized)*
            -------------------------------------------------------
            Asset Allocation Fund
            Class A
              Return Before Taxes       14.48%  4.66%     8.17%
              Return After Taxes on
               Distributions            14.18%  2.80%     6.23%
              Return After Taxes on
               Distributions and
               Sale of Fund Shares       9.54%  2.95%     5.96%
            Class B
              Return Before Taxes       14.50%  4.64%     8.23%
            Class C
              Return Before Taxes/(b)/  18.50%  4.97%     8.23%
            S&P 500(R) Index/(e)/       28.67% -0.57%     7.43%
            Merrill Lynch Domestic
             Master Index/(f)/           4.12%  6.62%     7.74%
            Merrill Lynch 91-Day T-
             Bill Index/(g)/             1.15%  3.66%     4.08%
            Lipper-Flexible Portfolio
             Fund Index/(m)/            21.20%  2.14%       --
            -------------------------------------------------------
            High Yield Bond Fund
            Class A
              Return Before Taxes       20.85%  3.39%     4.72%
              Return After Taxes on
               Distributions            17.65% -0.23%     0.63%
              Return After Taxes on
               Distributions and
               Sale of Fund Shares      13.35%  0.58%     1.42%
            Class B
              Return Before Taxes       21.26%  3.49%     4.79%
            Class C
              Return Before Taxes/(b)/  25.06%  3.72%     4.76%
            Lehman Brothers High
             Yield Intermediate
             Market Index               27.44%  4.60%     5.18%
            Lipper-High Yield Bond
             Fund Index/(n)/            24.30%  3.56%       --
            -------------------------------------------------------
            Municipal Bond Fund
            Class A
              Return Before Taxes       -0.36%  4.92%     6.16%
              Return After Taxes on
               Distributions            -0.82%  4.52%     5.73%
              Return After Taxes on
               Distributions and
               Sale of Fund Shares       0.88%  4.54%     5.63%
            Class B
              Return Before Taxes       -0.95%  4.93%     6.23%
            Class C/(a)/
              Return Before Taxes/(b)/   3.05%  5.26%     6.23%
            Lehman Brothers
             Municipal Bond Index        5.31%  5.83%     6.67%
            Lipper-General
             Municipal Debt Funds
             Index/(o)/                  4.76%  4.52%       --
            -------------------------------------------------------

                                                          Life
                                                         of Fund
                                        1 Year 5 Year (annualized)*
            -------------------------------------------------------
            Select Bond Fund
            Class A
              Return Before Taxes       -0.05%  6.42%     7.18%
              Return After Taxes on
               Distributions            -1.93%  3.57%     3.97%
              Return After Taxes on
               Distributions and
               Sale of Fund Shares       0.22%  3.69%     4.10%
            Class B
              Return Before Taxes       -0.62%  6.46%     7.25%
            Class C
              Return Before Taxes/(b)/   3.32%  6.77%     7.25%
            Merrill Lynch Domestic
             Master Index/(f)/           4.12%  6.62%     7.74%
            Lipper-A Rated Bond
             Fund Index/(p)/             5.03%  5.51%       --
            -------------------------------------------------------

  Index returns reflect no deductions for fees, expenses or taxes.

* The Funds commenced operations on March 31, 1997, except for the Small Cap Growth Stock Fund and Index 400 Stock Fund, which commenced operations on July 12, 1999.

/(a)/Class C Shares of this Fund are currently not offered to the public.

/(b)/Class C shares were first offered by Prospectus on November 17, 2003. The returns shown are based on the restated historical performance of the Fund's Class B shares, adjusted to reflect the sales charges applicable to Class C shares.

/(c)/The Standard and Poor's SmallCap 600 Index is an unmanaged index of 600 selected common stocks of smaller U.S.-based companies compiled by Standard & Poor's Corporation. As of March 31, 2004, the 600 companies in the composite had a median market capitalization of approximately $661.4 million and total market value of 452.3 billion. The SmallCap 600 represents approximately 2.7% of the market value of Compustat's database of over 11,372 equities.

/(d)/The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. These 3,000 companies represent approximately 98% of the investable U.S. equity market. As of the June 25, 2004 reconstitution, the average market capitalization of companies in the Russell 3000 was approximately $3.7 billion; the median market capitalization was approximately $622 million. Market capitalization of companies in the Russell 3000 Index ranged from approximately $286 billion to $117 million. The Russell 2000 Index represents approximately 8% of the total market capitalization of the Russell 3000. As of such reconstitution, the average market capitalization of companies in the Russell 2000 was approximately $444 million; the median market capitalization was approximately $352 million. The Russell 2000 Index had a total market capitalization range of approximately $1.2 billion to $117 million.

/(e)/The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. The Index cannot be invested in directly and does not include administrative expenses or sales charges.

/(f)/The Merrill Lynch Domestic Master Index is an unmanaged market value weighted index comprised of U.S. government, mortgage and investment-grade corporate bonds. The Index measures the income provided by, and the price changes of, the underlying securities.

/(g)/The Merrill Lynch 91-Day T-Bill Index is unmanaged and is comprised of a single issue purchased at the beginning of each month and held for a full month. The issue selected at each month-end rebalancing is the outstanding Treasury bill that matures closest to, but not beyond, three months from the rebalancing date.

/(h)/The Lipper Small-Cap Growth Index is unmanaged and consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 25% of the dollar-weighted median of the smallest 500 of the middle 1000 securities of the S&P SuperComposite 1500 Index. Small-cap growth funds typically have an above average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap Index. Source: Lipper, Inc.

/(j)/The Lipper International Fund Index is unmanaged and consists of funds that invest in securities with primary trading markets outside of the United States. Source: Lipper, Inc.

/(k)/The Lipper Large-Cap Core Index is unmanaged and consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to S&P 500 Index. Source: Lipper, Inc.

/(l)/The Lipper S&P 500 Funds Index is unmanaged and consists of funds that are passively managed and commit by prospectus language to replicate the performance of the S&P 500 Index, including reinvested dividends. In addition, S&P 500 Index funds have limited expenses (advisor fee no higher than 0.50%). Source: Lipper, Inc.

/(m)/The Lipper Flexible Portfolio Fund Index is unmanaged and consists of funds that allocates investments across various asset classes, including domestic and foreign stocks, bonds, and money market instruments with a focus on total return. Source: Lipper, Inc.

/(n)/The Lipper High Yield Bond Fund Index is unmanaged and consists of funds which aim for high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. Source: Lipper, Inc.

/(o)/The Lipper General Municipal Debt Funds Index is unmanaged and consists of funds that invest at least 65% of their assets in municipal debt issues at the top for credit ratings. Source: Lipper, Inc.

/(p)/The Lipper A-rated Bond Fund Index is unmanaged and consists of funds that invest at least 65% of their assets in corporate debt issues rated "A" or better or government issues. Source: Lipper, Inc.

--------------------------------------------------------------------------------
Expense Information

The expense tables and the Examples on pp. 11-13 are intended to help you understand the direct or indirect costs and expenses that you will bear as an investor in a Fund. Shareholder Transaction Expenses are charged to your account directly when you buy or sell shares. Annual Fund Operating Expenses are paid out of a Fund's assets and include fees for advisory services, distribution services and expenses relating to the maintenance of shareholder accounts, such as transfer agent, administrative and similar expenses.

Shareholder Transaction Expenses (All Funds)

                                       Class A Class B Class C
                 ---------------------------------------------
                 Maximum Sales
                 Charge on Purchases
                 (as % of Offering
                 Price)                 4.75%   0.00%   0.00%
                 ---------------------------------------------
                 Maximum Contingent
                 Deferred Sales Charge  0.00%   5.00%   1.00%
                 ---------------------------------------------
                 Redemption Fee          None    None    None
                 ---------------------------------------------
                 Exchange Fee            None    None    None
                 ---------------------------------------------

                                                                   July 9, 2004


Annual Fund Operating Expenses/(a)/

Fund                         Small Cap Growth        Aggressive Growth           International
------------------------------------------------------------------------------------------------------
                          Class A Class B Class C Class A Class B Class C Class A Class B Class C/(c)/
------------------------------------------------------------------------------------------------------
  Nasdaq Ticker Symbols    MSASX   MSBSX   MSCHX   MAGAX   MAGHX   MAGKX   MEQAX   MEQBX      N/A
------------------------------------------------------------------------------------------------------
Management Fees/(b)/       0.85%   0.85%   0.85%   0.75%   0.75%   0.75%   0.85%   0.85%      N/A
------------------------------------------------------------------------------------------------------
12b-1 Distribution Fees    0.10%   0.75%   0.75%   0.10%   0.75%   0.75%   0.10%   0.75%      N/A
------------------------------------------------------------------------------------------------------
Other Expenses/(d)/        1.26%   1.26%   1.40%   0.55%   0.55%   0.58%   0.52%   0.51%      N/A
------------------------------------------------------------------------------------------------------
Total Operating
Expenses                   2.21%   2.86%   3.00%   1.40%   2.05%   2.08%   1.47%   2.11%      N/A
------------------------------------------------------------------------------------------------------
Fee Waiver/(e)/            0.81%   0.81%   0.95%   0.10%   0.10%   0.13%      --      --      N/A
------------------------------------------------------------------------------------------------------
Net Total Operating
Expenses/(e)/              1.40%   2.05%   2.05%   1.30%   1.95%   1.95%   1.47%   2.11%      N/A
------------------------------------------------------------------------------------------------------

Fund                               Index 400                   Growth                Large Cap Core
-----------------------------------------------------------------------------------------------------------
                          Class A Class B Class C/(c)/ Class A Class B Class C Class A Class B Class C/(c)/
-----------------------------------------------------------------------------------------------------------
  Nasdaq Ticker Symbols    MSIAX   MSIFX      N/A       MGSAX   MGSBX   MGSCX   MSKAX   MSKBX      N/A
-----------------------------------------------------------------------------------------------------------
Management Fees/(b)/       0.25%   0.25%      N/A       0.75%   0.75%   0.75%   0.65%   0.65%      N/A
-----------------------------------------------------------------------------------------------------------
12b-1 Distribution Fees    0.10%   0.75%      N/A       0.10%   0.75%   0.75%   0.10%   0.75%      N/A
-----------------------------------------------------------------------------------------------------------
Other Expenses/(d)/        0.49%   0.49%      N/A       0.53%   0.53%   0.55%   0.50%   0.50%      N/A
-----------------------------------------------------------------------------------------------------------
Total Operating Expenses   0.84%   1.49%      N/A       1.38%   2.03%   2.05%   1.25%   1.90%      N/A
-----------------------------------------------------------------------------------------------------------
Fee Waiver/(e)/            0.04%   0.04%      N/A       0.08%   0.08%   0.10%   0.05%   0.05%      N/A
-----------------------------------------------------------------------------------------------------------
Net Total Operating
Expenses/(e)/              0.80%   1.45%      N/A       1.30%   1.95%   1.95%   1.20%   1.85%      N/A
-----------------------------------------------------------------------------------------------------------

Fund                               Index 500              Asset Allocation         High Yield Bond
------------------------------------------------------------------------------------------------------
                          Class A Class B Class C/(c)/ Class A Class B Class C Class A Class B Class C
------------------------------------------------------------------------------------------------------
  Nasdaq Ticker Symbols    MISAX   MISBX      N/A       MASSX   MASVX   MASYX   MHYAX   MHYBX   MHYHX
------------------------------------------------------------------------------------------------------
Management Fees/(b)/       0.25%   0.25%      N/A       0.70%   0.70%   0.70%   0.75%   0.75%   0.75%
------------------------------------------------------------------------------------------------------
12b-1 Distribution Fees    0.10%   0.75%      N/A       0.10%   0.75%   0.75%   0.10%   0.75%   0.75%
------------------------------------------------------------------------------------------------------
Other Expenses/(d)/        0.56%   0.56%      N/A       0.65%   0.65%   0.58%   0.50%   0.50%   0.53%
------------------------------------------------------------------------------------------------------
Total Operating Expenses   0.91%   1.56%      N/A       1.45%   2.10%   2.03%   1.35%   2.00%   2.03%
------------------------------------------------------------------------------------------------------
Fee Waiver/(e)/            0.11%   0.11%      N/A       0.10%   0.10%   0.03%   0.05%   0.05%   0.08%
------------------------------------------------------------------------------------------------------
Net Total Operating
Expenses/(e)/              0.80%   1.45%      N/A       1.35%   2.00%   2.00%   1.30%   1.95%   1.95%
------------------------------------------------------------------------------------------------------

Fund                                    Municipal Bond               Select Bond
--------------------------------------------------------------------------------------
                                  Class A Class B Class C/(b)/ Class A Class B Class C
--------------------------------------------------------------------------------------
  Nasdaq Ticker Symbols            MMBAX   MMDBX      N/A       MBDAX   MBDBX   MBDHX
--------------------------------------------------------------------------------------
Management Fees                    0.30%   0.30%      N/A       0.30%   0.30%   0.30%
--------------------------------------------------------------------------------------
12b-1 Distribution Fees            0.10%   0.75%      N/A       0.10%   0.75%   0.75%
--------------------------------------------------------------------------------------
Other Expenses/(c)/                0.49%   0.49%      N/A       0.53%   0.52%   0.56%
--------------------------------------------------------------------------------------
Total Operating Expenses           0.89%   1.54%      N/A       0.93%   1.57%   1.61%
--------------------------------------------------------------------------------------
Fee Waiver/(d)/                    0.04%   0.04%      N/A       0.08%   0.07%   0.11%
--------------------------------------------------------------------------------------
Net Total Operating Expenses/(d)/  0.85%   1.50%      N/A       0.85%   1.50%   1.50%
--------------------------------------------------------------------------------------

/(a)/An annual custodial fee of $15 per account is charged to investors who maintain IRA accounts, which if not paid by the investor, may be charged against the assets of the account.

/(b)/Effective July 9, 2004, MSA has agreed to lower its Management Fees for the Index 400 Stock Fund and Index 500 Stock Fund from 0.40% and 0.30%, respectively, to 0.25%.

/(c)/Class C shares of this Fund are currently not offered to the public.

/(d)/Other Expenses include a 0.25% shareholder servicing fee on Class A, Class
     B and Class C shares.

/(e)/MSA and its affiliates have contractually agreed to waive their fees and absorb certain other operating expenses, until at least March 31, 2006, to the extent necessary so that Net Total Operating Expenses will not exceed the amount shown for each Fund. The contractual fee waiver may not be unilaterally altered by MSA or its affiliates

Expense Examples

These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. The Examples assume you pay the maximum sales charges. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                               1 Year                  3 Years                  5 Years                  10 Years
-----------------------------------------------------------------------------------------------------------------------------
                          Class A Class B Class C* Class A Class B Class C* Class A Class B Class C* Class A Class B Class C*
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock
 Fund                      $611    $708     $308    $980   $1,029    $743   $1,458  $1,561   $1,405  $2,773  $2,908   $3,179
-----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Stock
 Fund                      $601    $698     $298    $878   $  923    $626   $1,186  $1,284   $1,094  $2,058  $2,196   $2,389
-----------------------------------------------------------------------------------------------------------------------------
International Equity Fund  $617    $714     N/A     $918   $  961    N/A    $1,240  $1,334    N/A    $2,149  $2,278    N/A
-----------------------------------------------------------------------------------------------------------------------------
Index 400 Stock Fund       $557    $652     N/A     $730   $  771    N/A    $  919  $1,013    N/A    $1,463  $1,604    N/A
-----------------------------------------------------------------------------------------------------------------------------
Growth Stock Fund          $601    $698     $298    $876   $  921    $623   $1,179  $1,278   $1,084  $2,040  $2,178   $2,363
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Core Stock
 Fund                      $591    $688     N/A     $843   $  887    N/A    $1,119  $1,217    N/A    $1,906  $2,045    N/A
-----------------------------------------------------------------------------------------------------------------------------
Index 500 Stock Fund       $558    $653     N/A     $740   $  781    N/A    $  943  $1,038    N/A    $1,531  $1,671    N/A
-----------------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund      $606    $703     $303    $893   $  970    $631   $1,211  $1,406   $1,087  $2,111  $2,436   $2,354
-----------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund       $601    $698     $298    $873   $  918    $621   $1,170  $1,268   $1,078  $2,013  $2,151   $2,345
-----------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund        $558    $653     N/A     $738   $  778    N/A    $  937  $1,032    N/A    $1,512  $1,652    N/A
-----------------------------------------------------------------------------------------------------------------------------
Select Bond Fund           $558    $653     $253    $742   $  782    $486   $  950  $1,042   $  855  $1,549  $1,683   $1,892
-----------------------------------------------------------------------------------------------------------------------------

*The International Equity Fund, Index 400 Stock Fund, Large Cap Core Stock
 Fund, Index 500 Stock Fund and Municipal Bond Fund do not currently offer Class C shares to the public.

                                                                   July 9, 2004



Using the same assumptions as for the first table but assuming that you did not redeem your shares at the end of each period, you would bear the following expenses for Class B and Class C shares:

Fund                              1 Year          3 Years          5 Years          10 Years
------------------------------------------------------------------------------------------------
                             Class B Class C* Class B Class C* Class B Class C* Class B Class C*
------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund   $208     $208    $729     $743   $1,361   $1,405  $2,908   $3,179
------------------------------------------------------------------------------------------------
Aggressive Growth Stock Fund  $198     $198    $623     $626   $1,084   $1,094  $2,196   $2,389
------------------------------------------------------------------------------------------------
International Equity Fund     $214     N/A     $661     N/A    $1,134    N/A    $2,278    N/A
------------------------------------------------------------------------------------------------
Index 400 Stock Fund          $152     N/A     $471     N/A    $  813    N/A    $1,604    N/A
------------------------------------------------------------------------------------------------
Growth Stock Fund             $198     $198    $621     $623   $1,078   $1,084  $2,178   $2,363
------------------------------------------------------------------------------------------------
Large Cap Core Stock Fund     $188     N/A     $587     N/A    $1,017    N/A    $2,045    N/A
------------------------------------------------------------------------------------------------
Index 500 Stock Fund          $153     N/A     $481     N/A    $  838    N/A    $1,671    N/A
------------------------------------------------------------------------------------------------
Asset Allocation Fund         $203     $203    $670     $631   $1,206   $1,087  $2,436   $2,354
------------------------------------------------------------------------------------------------
High Yield Bond Fund          $198     $198    $618     $621   $1,068   $1,078  $2,151   $2,345
------------------------------------------------------------------------------------------------
Municipal Bond Fund           $153     N/A     $478     N/A    $  832    N/A    $1,652    N/A
------------------------------------------------------------------------------------------------
Select Bond Fund              $153     $153    $482     $486   $  842   $  855  $1,683   $1,892
------------------------------------------------------------------------------------------------

*The International Equity Fund, Index 400 Stock Fund, Large Cap Core Stock
 Fund, Index 500 Stock Fund and Municipal Bond Fund do not currently offer Class C shares to the public.

The Examples should not be considered a representation of past or future returns or expenses, which may be more or less than those shown.

About the Advisors

Mason Street Advisors, LLC ("MSA") is the investment advisor to the Funds. MSA is a wholly-owned company of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"), the fourth largest life insurance company in the U.S., with more than $113 billion in assets. Founded in 1857, Northwestern Mutual is the most admired company in its industry according to an annual Fortune Magazine survey published in 2004. Headquartered in Milwaukee, Wisconsin, Northwestern Mutual has developed its reputation by providing excellence in both financial management and personal service over the past 147 years. In addition to the Funds, MSA and its predecessor, Northwestern Mutual Investment Services, LLC, have been responsible for directing the investments of Northwestern Mutual Series Fund, Inc. ("Series Fund"), which serves as one of the investment funds for Northwestern Mutual's variable annuity and variable life insurance contracts.

Templeton Investment Counsel, LLC ("Templeton") is the subadvisor for the International Equity Fund.

Description Of Classes Of Shares

To provide you with more flexibility, each Fund has adopted a purchase program that offers up to three alternative ways to purchase shares, Class A, Class B or Class C, each with a different combination of sales charges, ongoing fees, eligibility requirements and other features. Each Fund offers Class A and Class B shares. Class C shares are currently offered for purchase by the Small Cap Growth Stock Fund, Aggressive Growth Stock Fund, Growth Stock Fund, Asset Allocation Fund, High Yield Bond Fund and Select Bond Fund. This program is designed to permit you to choose the method of purchasing shares that you believe is most beneficial given the amounts of your investment and current holdings of Fund shares, the length of time you expect to hold your investment and other relevant circumstances. See "Which Option is Right for You" on page 31.

Under the purchase program, Class A shares may be purchased subject to an initial sales charge. Class B shares and Class C shares are not subject to a sales charge at the time of purchase, but may be subject to a contingent deferred sales charge at the time they are sold. Please see "Buying and Selling Fund Shares" on p. 30 for a description of the specific sales charges or contingent deferred sales charges which might apply to your purchase.

The Funds in Detail

The part of this section titled "More About the Funds' Investment Objectives and Strategies" takes a closer look at the Funds' investment objectives, each of their principal investment strategies and the securities that may be purchased. The part of this section titled "More About Risks" further describes the risks associated with such securities, including risks associated with stocks, debt instruments (including high yield securities) and foreign securities. As with any mutual fund, there is no assurance that a Fund will achieve its objective.

The investment objective of each Fund is "fundamental" and may not be changed without a shareholder vote. All other policies, unless noted as "fundamental," may be changed by Mason Street Funds' Board of Directors without a vote of the shareholders. This allows for flexibility in the management of the Funds, for example, to permit investments in new types of instruments. You will be notified of any changes that are material.

In investing Fund assets, each Fund will follow the general policies listed below. To a lesser degree and subject to certain Fund specific limits discussed herein and in the Statement of Additional Information, the Funds may invest in other types of domestic and foreign securities, and use other investment strategies that are described in the Glossary and Statement of Additional Information. Except for the policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

                                                                   July 9, 2004



More About the Funds' Investment Objectives and Strategies

Stock Funds Category

Stock Funds Summary

            Investment Objective:
            -------------------------------------------------------
            Small Cap Growth Stock Fund  (right arrow) Growth of
            Aggressive Growth Stock Fund               capital
            International Equity Fund
            Growth Stock Fund
            -------------------------------------------------------
            Large Cap Core Stock Fund    (right arrow) Growth of
                                                       capital and
                                                       income
            -------------------------------------------------------
            Index 500 Stock Fund         (right arrow) Approximate
                                                       the S&P
                                                       500(R) Index
                                                       performance
            -------------------------------------------------------
            Index 400 Stock Fund         (right arrow) Approximate
                                                       the S&P
                                                       MidCap 400
                                                       Index
                                                       performance
            -------------------------------------------------------

Primary Holdings: Common Stocks

Who may want to invest: These Funds may be appropriate for investors who are willing to tolerate stock market fluctuations in return for potentially high long-term returns. These Funds are designed for those looking for long-term growth potential.

  The fundamental risk associated with any common stock fund is the risk that the value of the stocks it holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investments in foreign securities may involve additional risks not present when investing in comparable domestic securities.


Small Cap Growth Stock Fund
The investment objective of the Small Cap Growth Stock Fund is to achieve long-term growth of capital. The Fund will seek to achieve this objective primarily by investing in the equity securities of companies selected for their growth potential. These companies, for the most part, are small capitalization companies whose stock may experience substantial price volatility.

The investment process involves detailed studies of individual companies. In evaluating individual companies, factors such as the company management team, the growth rate of revenues and earnings, opportunities for margin expansion and strong financial characteristics are important variables used in the analysis.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in small cap stocks. For this purpose, small cap is defined as stocks with market capitalizations of less than that of the largest stock in the Standard & Poor's Small Cap 600 Index. The market cap of companies in the Fund and the Index will change over time due to market forces and periodic rebalancing of the Index. However, the Fund will not sell a stock just because the company has grown to a market capitalization of more than the largest company in the S&P's SmallCap 600 Index and, on occasion, may purchase companies with a market capitalization of more than the largest company in that Index.

Aggressive Growth Stock Fund
The investment objective of the Aggressive Growth Stock Fund is long-term growth of capital. The Fund will seek to achieve this objective primarily by investing in the equity securities of companies selected for their growth potential. These companies, for the most part, are smaller and mid-sized companies and may also be newer companies whose stock may experience substantial price volatility. The investment process involves detailed studies of individual companies. In evaluating individual companies, factors such as the company management team, the growth rate of revenues and earnings, opportunities for margin expansion and strong financial characteristics are important variables used in the analysis.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in stocks.

International Equity Fund
The investment objective of the International Equity Fund is long-term growth of capital. The Fund will seek to achieve this objective by investing primarily in equity securities of companies outside the U.S. The Fund will invest at least 65% of its net assets in securities of issuers in a minimum of three countries outside the U.S. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund's investments in equity securities may include small, medium and large capitalization issuers.

The strategy for the Fund will reflect a bottom-up, value-oriented and long-term investment philosophy. In choosing equity investments, the Fund's manager will focus on the market price of a company's securities in relation to the company's long-term earnings, asset value and cash flow potential. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered.

The International Equity Fund has an unlimited right to purchase securities in any foreign country, developed or undeveloped. You should consider carefully the risks involved in investing in securities issued by companies and governments of foreign nations, particularly those in developing countries, which are in addition to the usual risks inherent in domestic investments. See "Foreign Securities" on p. 24.

Index 400 Stock Fund
The investment objective of the Index 400 Stock Fund is to achieve investment results that approximate the performance of the S&P MidCap 400 Index. The Fund will attempt to meet this objective by investing in stocks included in the S&P MidCap 400 Index in proportion to their weightings in the Index.

The S&P MidCap 400 Index* is composed of 400 common stocks. The companies included in the S&P MidCap 400 Index are generally smaller than those that comprise the S&P 500(R) Index. See the description of the Index 500 Stock Fund below. The S&P MidCap 400 Index does not include the very large issues that account for most of the weighting in the S&P 500(R) Index. Most of the companies in the S&P MidCap 400 Index have a market value in the range of $750 million to $5 billion. A few are smaller and a few are larger.

The Index 400 Stock Fund will not be managed in the traditional sense using economic, financial and market analysis. A computer program will be used to determine which stocks are to be purchased or sold to achieve the Fund's objective. The Fund will, to the extent feasible, remain fully invested and will normally hold at least 375 of the 400 issues that comprise the S&P MidCap 400 Index. The Fund will not buy stocks that are not in the S&P MidCap 400 Index and will seek to sell such stocks in an orderly manner in the event of changes in the Index or spin-offs.

The Index 400 Stock Fund's ability to match the performance of the S&P MidCap 400 Index will be affected to some extent by the size and timing of cash flows into and out of the Fund. The Fund will be managed with a view to reducing such effects.

To track its target Index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest in stock futures.

                                                                   July 9, 2004



Growth Stock Fund
The investment objective of the Growth Stock Fund is long-term growth of capital. A secondary objective is to seek current income. The Fund will seek to achieve this objective by investing primarily in the equity securities of companies selected for their growth potential. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in stocks.

The Growth Stock Fund invests primarily in equity securities of well-established companies, with emphasis placed on high quality companies with strong financial characteristics. The investment process is initiated with an analysis of the economic outlook. Further study of economic sectors leads to the identification of growth-oriented industries, and to detailed studies of individual companies. In evaluating individual companies, factors such as the company management team, product outlook, global exposure, industry leadership position and financial characteristics are important variables used in the analysis.

The market capitalization of companies the Fund may invest in is not limited by size, but the Fund will generally invest in medium- and large-sized companies. The aim of the Fund is to reduce overall risk by diversifying its assets in an appropriate manner. This diversification will span economic sectors, industry groups and companies.

Large Cap Core Stock Fund
The investment objective of the Large Cap Core Stock Fund is long-term growth of capital and income. The Fund seeks to achieve these objectives consistent with reasonable investment risk. Ordinarily, the Fund pursues its investment objectives by investing primarily in equity securities of large capitalization companies. The Fund will favor dividend-paying common stocks but may also invest in other equity securities, consisting of, among other things, nondividend-paying common stock. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in large cap stocks.

The Fund is not subject to any limit on the size of companies in which it may invest, but intends, under normal circumstances, to be fully invested to the extent practicable in large-sized companies. For this purpose, large capitalization equity investments are those whose market capitalizations are above the largest stock in the bottom quartile of the S&P 500(R) Index. The market cap of companies in the Fund and the Index will change over time due to market forces and the periodic rebalancing of the Index. However, the Fund will not sell a stock just because the company has fallen to a market capitalization below that of the largest stock in the bottom quartile of the S&P 500(R) Index and, on occasion, may purchase companies with a market capitalization below that of the largest stock in the bottom quartile of that Index.

In managing the Fund, the potential for appreciation and dividend growth is given more weight than current dividends. Nonetheless, the manager of the Fund will normally strive for gross income for the Fund at a level not less than 75% of the dividend income generated on the stocks included in the S&P 500(R) Index, although this income level is merely a guideline and there can be no certainty that this income level will be achieved.

The Fund may be broadly diversified, potentially reflecting all sectors of the S&P 500(R) Index and not just growth sectors. Economic outlook determines the relative attractiveness of market sectors and sector weights may differ from those in the S&P 500(R) Index, reflecting economic outlook.

In selecting securities, the manager may emphasize securities that it believes to be undervalued. Securities of a company may be undervalued for a variety of reasons such as an overreaction by investors to unfavorable news about a company, an industry or the stock markets in general; or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company.

Index 500 Stock Fund
The investment objective of the Index 500 Stock Fund is to achieve investment results that approximate the performance of the S&P 500(R) Index. The Fund will attempt to meet this objective by investing in stocks included in the S&P 500(R) Index in proportion to their weightings in the Index.

The S&P 500(R) Index* is composed of 500 common stocks representing approximately three-fourths of the total market value of all publicly-traded common stocks in the U.S.

The Index 500 Stock Fund will not be managed in the traditional sense using economic, financial and market analysis. A computer program will be used to determine which stocks are to be purchased or sold to achieve the Fund's objective. The Fund will, to the extent feasible, remain fully invested and will normally hold at least 450 of the 500 issues that comprise the S&P 500(R) Index. The Fund will not buy stocks that are not in the S&P 500(R) Index and will seek to sell such stocks in an orderly manner in the event of changes in the Index or spin-offs.

The Index 500 Stock Fund's ability to match the performance of the S&P 500(R) Index will be affected to some extent by the size and timing of cash flows into and out of the Fund. The Fund will be managed with a view to reducing such effects.

To track its target Index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest in stock futures.

* "Standard & Poor's(R)," "S&P(R)," "S&P MidCap 400 Index," "Standard & Poor's Mid Cap 400 Index," "S&P 500(R)," and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Northwestern Mutual Life Insurance Company and Mason Street Funds. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Funds.

Other Investments - Stock Funds
The Stock Funds' investments in equity securities may include common stocks, preferred stocks, warrants and securities convertible into common or preferred stocks. In addition to investments in equity securities, a portion of the Stock Funds' assets may be invested in cash or high quality, short-term debt securities. When adverse conditions exist a Stock Fund may be hindered in its pursuit of its investment objective because it may not invest, or may invest less, in the equity securities in which it ordinarily invests.

To a lesser degree, the Stock Funds may invest in other types of securities and use other non-principal investment strategies that are described in the Glossary. For a description of these instruments and their risks, see the Glossary and Statement of Additional Information.

Multi-Asset Fund Category

Asset Allocation Fund Summary
Investment Objective: Total Return

Primary Holdings: Common Stocks and Fixed Income Securities

  Who may want to invest: This Fund may be appropriate for investors who seek a combination of growth of capital and income, and are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The Asset Allocation Fund is designed for investors who want their investments actively managed among the major asset classes in pursuit of potentially high total return. It is not designed for an investor who wishes to have a consistent level of income.

  The value of the Fund's investments and income will vary from day to day, and generally reflect market conditions, interest rates, and other company, political or economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. Over time, however, stocks have shown greater appreciation potential than other types of securities. The prices of fixed income securities generally move in the opposite direction from interest rates. Investments in foreign securities may involve additional risks not present when investing in comparable domestic securities.

Asset Allocation Fund
The investment objective of the Asset Allocation Fund is to realize as high a level of total return as is consistent with reasonable investment risk. The Fund seeks to achieve its objective primarily

                                                                   July 9, 2004


through a flexible policy of allocating assets among equity securities, debt securities and cash or cash equivalents.

Under normal market conditions, the Fund's net assets will be allocated according to a benchmark of 45-75% equities, 20-50% debt and 0-20% cash. MSA intends to actively manage the Fund's assets, maintaining a balance over time between investment opportunities and their associated risks. In response to changing market and economic conditions, MSA may reallocate the Fund's net assets among these asset categories. Those allocations normally will be within the ranges indicated above. However, in pursuit of total return, MSA may under-allocate or over-allocate the Fund's net assets in a particular category.

Up to 100% of the Fund's net assets may be invested in cash or money market instruments. No minimum percentage has been established for any investment category.

The equity portion of the portfolio may be invested in any of the types of securities eligible for the Stock Funds, including foreign securities. To take advantage of investment opportunities around the world, the Fund will normally invest 0-30% of its net assets in foreign securities (including both direct investments and depositary receipts) but will not invest more than 50% of its net assets in foreign securities. Foreign investments involve risks not normally found when investing in securities of U.S. issuers. See "Foreign Securities" on p. 24.

The debt portion of the portfolio may be invested in any of the types of securities eligible for the Select Bond Fund or the High Yield Bond Fund. Debt securities purchased by the Fund will be primarily investment-grade debt obligations, although the Fund may invest up to 20% of its total assets in noninvestment-grade debt obligations. For a discussion of the risks involved in these securities see "High Yield Debt Securities" on p. 24.

The cash portion of the Fund may include, but is not limited to, debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, commercial paper, banker's acceptances, certificates of deposit and time deposits. The Fund may invest in obligations of domestic and foreign banks and their subsidiaries and branches.

Within the asset-allocation categories described above, MSA will allocate the Fund's investments among countries (including developing countries), geographic regions and currencies in response to changing market and economic trends. In making geographical allocations of investments, MSA will consider such factors as the historical and prospective relationships among currencies and governmental policies that influence currency-exchange rates, current and anticipated interest rates, inflation levels and business conditions within various countries, as well as other macroeconomic, social and political factors.

To a lesser degree, the Fund may invest in other types of securities and use other non-principal investment strategies that are described in the Glossary. For a description of these instruments, strategies and their risks, see the Glossary and Statement of Additional Information.

The Fund may engage in active trading of portfolio securities. This increases the portfolio turnover rate and may increase transaction costs.

Bond Funds Category

Bond Funds Summary

Investment Objective:

--------------------------------------------------------
High Yield Bond Fund (right arrow) High current
                                   income and
                                   capital appreciation
--------------------------------------------------------
Municipal Bond Fund  (right arrow) High level of current
                                   income exempt from
                                   federal income taxes
                                   and preservation
                                   of capital
--------------------------------------------------------
Select Bond Fund     (right arrow) High income and
                                   capital appreciation
                                   consistent with
                                   preservation of
                                   capital
--------------------------------------------------------

Primary Holdings:

-------------------------------------------------------
High Yield Bond Fund (right arrow) Corporate bonds -
                                   non-investment
                                   grade
-------------------------------------------------------
Municipal Bond Fund  (right arrow) Municipal securities
-------------------------------------------------------
Select Bond Fund     (right arrow) Corporate bonds -
                                   investment grade
-------------------------------------------------------

  Who may want to invest: The Funds are designed for investors who primarily seek current income.

  The High Yield Bond Fund is designed for investors who are willing to accept higher levels of credit and market risks in return for potentially higher return. Because of these risks, this Fund is not appropriate for short-term investment purposes.

  The Municipal Bond Fund is designed for investors who want income that is exempt from regular federal income tax and are willing to accept higher interest rate risk and moderate credit risks.

  The Select Bond Fund is designed for investors who want moderate levels of interest rate and credit risks while seeking high current income.

  Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

High Yield Bond Fund
The investment objective of the High Yield Bond Fund is high current income and capital appreciation. The High Yield Bond Fund seeks to achieve its objective by investing primarily in a diversified selection of non-investment grade debt. Non-investment grade debt securities are securities rated below investment grade by a Nationally Recognized Statistical Rating Organization ("NRSRO") (i.e., BB+ or lower by Standard & Poor's or Ba1 or lower by Moody's), or if unrated, determined by MSA to be of comparable quality. A description of the NRSRO ratings is included in the Statement of Additional Information. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in high yield, non-investment grade debt investments.

The Fund may invest in all types of debt investments, including:

.. corporate debt securities, including convertible securities and preferred stock;

..  obligations of international agencies or supranational entities;

..  loan participations and assignments;

.. indexed/structured securities (including hybrid securities, event linked bonds and trust certificates);

.. money market instruments, such as commercial paper, time deposits, banker's acceptances, repurchase agreements and reverse repurchase agreements;

..  zero coupon, pay-in-kind, step, strip or tender option bonds; and

..  Rule 144A securities.

The securities in which the Fund primarily invests are considered speculative and are sometimes known as "junk bonds." These securities tend to offer higher yields than higher rated securities of comparable maturities because the historical financial condition of the issuers of these securities is usually not as strong as that of other issuers. High yield debt securities usually present greater risk of loss of income and principal than higher rated securities. Investors in the Fund should carefully consider these risks and should understand that high yield debt securities are not appropriate for short-term investment purposes. For a discussion of the risks involved in these securities see "High Yield Debt Securities" on p. 24.

The primary investment strategy of the High Yield Bond Fund is to invest in industries or individual companies that are attractively priced or which have stable or improving fundamental financial characteristics relative to the overall high- yield market. The success of this strategy depends on the manager's analytical and portfolio management skills. These skills are more important in the selection of high yield/high risk securities than would be the case with a portfolio of investment-grade bonds. In selecting securities, the manager will consider the ratings assigned by the major rating agencies, but primary reliance will be placed on the manager's evaluation of

                                                                   July 9, 2004


credit and market risk in relationship to the expected rate of return. The manager of the Fund seeks to reduce the volatility of these securities through careful evaluation of credit and market risk and diversification of the Fund's investments.

The value of the securities held by the Fund will be directly affected by the market perception of the creditworthiness of the securities' issuers and will fluctuate inversely with changes in interest rates. Lower-rated securities are more likely to react to developments affecting credit and market risk than are more highly rated securities. In addition, the secondary market for high yield/high risk securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities.

Municipal Bond Fund
The investment objective of the Municipal Bond Fund is a high level of current income exempt from federal income taxes, consistent with preservation of capital. The Fund invests primarily in a diversified portfolio of investment grade municipal obligations.

Municipal obligations are debt obligations issued by states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, the interest from which is exempt from federal income tax. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. The Fund may invest in pre-refunded municipal bonds.

Normally the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in municipal obligations, exempt from federal taxes. However, taxable debt securities are also permitted for investment. Taxable debt may exceed 20% at times for temporary defensive purposes, with no maximum percentage. When adverse market conditions exist the Municipal Bond Fund may be hindered in its pursuit of its investment objective because it may not invest, or may invest less, in the municipal bonds in which it ordinarily invests. At least 80% of the value of the Fund's net assets, plus any borrowings for investment purposes, will be invested in (1) securities rated in the top four categories by a NRSRO, such as Moody's or Standard & Poor's(R) Ratings Group ("S&P(R)"), or (2) commercial paper rated in the top two categories by a NRSRO; or (3) cash or cash equivalents. A description of the NRSRO ratings is included in the Statement of Additional Information. Up to 20% of the value of the Fund's net assets may be invested in lower-rated securities (below investment grade). For a discussion of the risks involved in these securities see "High Yield Debt Securities" on p. 24. The Fund also may invest in securities which, while not rated, are determined by MSA to be of comparable quality to those rated securities in which the Fund may invest. For purposes of the 80% requirement described in this paragraph, such unrated securities shall be deemed to have the ratings so determined.

While the Fund has no security maturity restrictions, its average maturity will normally be ten years or longer.

The Fund may invest up to 30% of the value of its net assets in alternative minimum tax ("AMT") bonds. AMT bonds are tax-exempt "private activity" bonds issued after August 7, 1986, whose proceeds are directed at least in part to a private, for-profit organization. While the income from AMT bonds is exempt from regular federal income tax, it is a tax preference item for purposes of the "alternative minimum tax." The alternative minimum tax is a special tax that applies to a limited number of taxpayers who have certain adjustments to income or tax preference items.

The Fund may enter into interest rate futures contracts for hedging purposes (including to gain exposure to the securities markets pending investment of cash balances or to meet liquidity needs) or for non-hedging purposes such as seeking to enhance return. Use of such derivative instruments may give rise to taxable income.

The Municipal Bond Fund may engage in active trading of portfolio securities. This increases the portfolio turnover rate and may increase transaction costs and the realization of tax gains and losses.

Select Bond Fund
The investment objective of the Select Bond Fund is as high a level of income and capital appreciation as is consistent with preservation of shareholders' capital.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of investment-grade debt securities with maturities exceeding one year. Investment-grade securities are securities rated investment grade by a NRSRO (i.e., BBB- or higher by Standard and Poor's or Baa3 or higher by Moody's), or, if unrated, determined by MSA to be of comparable quality. A description of the NRSRO ratings is included in the Statement of Additional Information. The Fund will limit its investment in noninvestment-grade, high-yield/high-risk bonds to 20% or less of its net assets. For a discussion of the risks involved in these securities see "High Yield Debt Securities" on p. 24.

In selecting securities for the Fund, the advisor develops an outlook for interest rates and the economy, analyzes credit and call risks, and uses other security selection techniques. The proportion of the Fund's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on the advisor's outlook for the economy, the financial markets and other factors.

The Fund may invest in all types of debt investments, including:

.. corporate debt securities, including convertible securities and preferred stock;

.. government securities, including debt securities issued by state and local governments and their agencies, subdivisions, authorities and other government sponsored enterprises;

..  pass-through securities (including mortgage- and asset-backed securities);

..  loan participations and assignments;

..  dollar roll transactions;

.. indexed/structured securities (including hybrid securities, event linked bonds and trust certificates);

.. money market instruments, such as commercial paper, time deposits, banker's acceptances, repurchase agreements and reverse repurchase agreements;

..  derivative instruments, such as futures and swaps for hedging purposes
   (including to gain exposure to the securities markets pending investment of cash balances or to meet liquidity needs) or for non-hedging purposes such as seeking to enhance return;

..  zero coupon, pay-in-kind, step, strip or tender option bonds; and

..  Rule 144A securities.

The Fund may invest in securities purchased on a when-issued, delayed delivery or forward commitment basis. The Fund also may invest up to 30% of its net assets in foreign securities consistent with its investment objective, including foreign securities denominated in a foreign currency and not publicly traded in the U.S. and U.S. currency denominated foreign securities.

The Select Bond Fund may engage in active trading of portfolio securities. This increases the portfolio turnover rate and may increase transaction costs and the realization of tax gains and losses.

Other Investments - Bond Funds
To a lesser degree, the Bond Funds may invest in other types of securities and use other non-principal investment strategies that are described in the Glossary. For a description of these instruments, strategies and their risks, see the Glossary and Statement of Additional Information.

Temporary or Defensive Measures
All of the Funds, except the Index 500 Stock and Index 400 Stock Funds, may, for temporary or defensive purposes, invest up to 100% of their total assets in cash or high grade short-term debt securities. To the extent that a Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

Securities Lending
For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided a

                                                                   July 9, 2004


number of conditions are satisfied, including that the loan is fully collateralized. Please see the Statement of Additional Information for further details. When a Fund lends portfolio securities, its investment performance continues to reflect changes in the value of the securities loaned, and the Fund also will receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

More About Risks
The following summarizes important risks that apply to the Funds and may result in a loss of your investment. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

Risks for Stocks
Stock prices have historically outperformed other asset classes over the long term, but stock prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the stock market as a whole. Risks include adverse general economic conditions as well as adverse financial experience of industries and companies. These risks apply primarily for the Stock Funds and the Asset Allocation Fund.

Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and growth stock prices tend to fluctuate more dramatically than the overall stock market. These risks are presented primarily for the Small Cap Growth Stock, Aggressive Growth Stock, Large Cap Core Stock and Growth Stock Funds. These risks may also affect the performance of the other Stock Funds and the Asset Allocation Fund.

Value stocks are selected because they seem attractively priced. The main risks are that the relatively low price for a stock may turn out to reflect low value or low growth potential, or the market may not recognize the real value of the stock for a long time. These risks are presented primarily for the Large Cap Core Stock and International Equity Funds. These risks may also affect the performance of the other Stock Funds and the Asset Allocation Fund.

Small cap stocks may involve greater risks because smaller companies often have a limited track record, narrower markets and more limited managerial and financial resources than larger, more established companies. The prices of these stocks tend to be more volatile and the issuers face greater risk of business failure. These risks are presented primarily for the Small Cap Growth Stock Fund.

Mid cap stocks may involve greater risks because the value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. These risks are presented primarily for the Aggressive Growth Stock Fund, Growth Stock Fund and Index 400 Stock Fund.

Preferred stocks often lack a fixed maturity or redemption date and are therefore more susceptible to price fluctuations when interest rates change. Preferred stocks also carry a greater risk of non-receipt of income because unlike interest on debt securities, dividends on preferred stocks must be declared by the issuer's board of directors before becoming payable. Claims on assets and earnings of an issuer by a preferred stockholder are subordinate to the claims of all creditors but senior to the claims of common stock holders in a liquidation or reorganization of an issuer under bankruptcy or similar laws.

Initial public offerings ("IPOs") may present greater risks than other investments in stocks because the issuers have no track record as public companies. The impact of IPO investments may be substantial and positive for a relatively small Fund during periods when the IPO market is strong. IPOs may have less performance impact as a Fund's assets grow. These considerations are most relevant in assessing the performance of all Funds that invest primarily in equity securities.

Risks for Debt Investments
Interest Rate Risk Prices of debt investments rise and fall in response to changes in market interest rates. When interest rates rise, the prices of debt investments fall. This effect is greater for investments with longer-term maturities, and relatively minor for short-term cash instruments that are about to mature. Interest rate risk is presented primarily for the High Yield Bond, Municipal Bond and Select Bond Funds and the Asset Allocation Fund.

Credit Risk Prices of debt investments reflect the risk of default. The credit rating assigned to a debt investment generally reflects the credit risk. High-yield investments present more credit risk than investment-grade issues. High yield credit risk is presented primarily for the High Yield Bond Fund and to a lesser degree for the Select Bond Fund, Municipal Bond Fund and the Asset Allocation Fund.

Mortgage Risk A Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to pre-payment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. Mortgage risk is presented most clearly by the operations of the High Yield Bond and Select Bond Funds. This risk may also affect the performance of the other Funds that invest in mortgage-related securities.

High Yield Debt Securities These securities tend to offer higher yields than higher rated securities of comparable maturities because the historical financial condition of the issuers of these securities is usually not as strong as that of other issuers.

High yield fixed income securities usually present greater risk of loss of income and principal than higher-rated securities. For example, because investors generally perceive that there are greater risks associated with investing in medium- or lower-rated securities, the yields and price of such securities may tend to fluctuate more than those of higher-rated securities. Moreover, in the lower quality segments of the fixed income securities market, changes in perception of the creditworthiness of individual issuers tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed income securities market. The yield and price of medium to lower-rated securities therefore may experience greater volatility than is the case with higher-rated securities.

Under adverse market or economic conditions, the secondary market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, Mason Street Funds could find it more difficult to sell such securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated securities therefore may be less than the prices used in calculating the Fund's NAV. In the absence of readily available market quotations, high yield/high risk securities will be valued by Mason Street Funds' Board of Directors using a method that, in the good faith belief of the Directors, accurately reflects fair value. Valuing such securities in an illiquid market is a difficult task. The Board of Directors' judgment plays a more significant role in valuing such securities than those securities for which more objective market data are available.

U.S. Agency Securities Unlike direct obligations of the U.S. government, securities that are issued by federal agencies and government sponsored entities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

Foreign Securities
Investments in foreign securities, including those of foreign governments, involve additional risks not normally present when investing in comparable domestic securities.

                                                                   July 9, 2004



Some securities of foreign companies and governments may be traded in the U.S., such as ADRs, but most are traded primarily in foreign markets. The risks of investing in foreign securities include:

Currency Risk Funds that invest in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund's investments in foreign currency denominated securities may reduce the returns of the Fund.

Political and Economic Risk Foreign investments can be subject to greater political and economic risks. In some countries, there is the risk that the government may take over assets or operation of the company or impose taxes or place limits on the removal of assets that would adversely affect the value of the security. The possibility of default in foreign government securities, political or social instability or diplomatic developments generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries.

Regulatory Risk In many countries there is less publicly available information about issuers than is available for companies in the U.S. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. In many foreign countries there is less government supervision and regulation of business and industry practices, and it may be more difficult to obtain or enforce judgments against foreign entities.

Market Risks Foreign securities often trade with less frequency and volume than domestic securities and are therefore less liquid and more volatile than securities of comparable domestic issuers. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets.

Transaction Costs Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In addition, other costs, such as tax and custody costs, are generally higher than for domestic transactions.

Particular Risks for Developing Countries In general, the risks noted above are heightened for developing countries. In addition, certain developing countries have experienced substantial, and in some cases, rapidly fluctuating rates of inflation for a number of years. Inflation has, and may continue to have a debilitating effect on the underlying economies of these countries. Many developing countries are heavily dependent on international trade and can be adversely affected by trade barriers and protectionist measures, as well as the depreciation or devaluation of their currencies.

Risk for Derivatives
Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. These risks are a consideration for all the Funds.

Leveraging Risk
Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios' securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives also may create leveraging risk. To mitigate leveraging risk, the Funds will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's securities holdings. These risks are a consideration for all the Funds.

Asset Allocation Risk
In addition to the risks involved with each kind of security there is the risk that an investor will hold the wrong mix of securities at any point in time. This risk is especially important for the Asset Allocation Fund, but it is a consideration for all of the Funds. It is also likely to be the most important consideration for you as an individual investor.

Risks for All Securities
Liquidity Risk The value of a security on a given date depends entirely on its market price. Investors necessarily rely on the integrity of the marketplace. There is no guarantee that the securities markets will function in an orderly manner. Illiquidity may make it difficult for a Fund to buy or sell a security or to price the security fairly. Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Funds' Board of Directors, certain restricted securities may be deemed to be liquid and will not be counted toward the 15% limit.

Market Risk The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Price changes may be temporary or last for extended periods. A Fund's investments may be overweighted from time to time in one or more industry sectors, which will increase the Fund's exposure to risk of loss from adverse developments affecting those sectors.

Management Risk The strategy used by the Fund's advisor or subadvisor may fail to produce the intended results.

                                                                   July 9, 2004

Management of the Funds

Investment Advisors

All Funds
The Funds' investment advisor is MSA, a wholly-owned company of Northwestern Mutual. The address of MSA is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. MSA and its predecessor, Northwestern Mutual Investment Services, LLC, have served as investment advisor to the mutual funds sponsored by Northwestern Mutual, including Northwestern Mutual Series Fund, Inc., subject to the supervision and control of the Board of Directors of the Funds, since their incorporation. MSA provides investment advice and recommendations regarding the purchase and sale of securities for the Funds. The personnel and related facilities of Northwestern Mutual and MSA are utilized by MSA in performing its investment advisory functions. For the Fund identified below, MSA has retained a subadvisor to provide investment advice and, in general, to conduct the management investment program of the Fund, subject to the general control of the advisor and the Board of Directors of Mason Street Funds.

International Equity Fund
Templeton, 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, a wholly-owned indirect subsidiary of Franklin Resources, Inc., is the subadvisor for the International Equity Fund.

Fund Managers

Mark G. Doll Mr. Doll is President and a Director of Mason Street Advisors, LLC, and Senior Vice President of Northwestern Mutual, joined Northwestern Mutual in 1972 and holds a B.A. and an M.B.A. degree from the University of Wisconsin-Milwaukee. He is a Chartered Financial Analyst. Mr. Doll is responsible for supervision of investment management for all of the Funds. He is also responsible for the publicly traded investments of Northwestern Mutual, and for investment management of the Balanced Portfolio of the Series Fund.

Patricia L. Van Kampen Ms. Van Kampen is a Managing Director of Mason Street Advisors, LLC, having joined Northwestern Mutual in 1974. She holds a B.A. degree from St. Norbert College and an M.B.A. from Marquette University, and is a Chartered Financial Analyst. Ms. Van Kampen is responsible for all common stock investments of Northwestern Mutual, and for investment management of the equity portion of the Balanced Portfolio of the Series Fund. She also has primary responsibility for the management of the Index 400 Stock Fund and Index 500 Stock Fund.

William R. Walker Mr. Walker is a Managing Director of Mason Street Advisors, LLC, having joined Northwestern Mutual in 1984. Prior to that, he worked for the Chicago Board Options Exchange, the Milwaukee Company and Armco Insurance. Mr. Walker is a Chartered Financial Analyst and holds a B.S. degree from Marquette University and an M.B.A. from Miami University of Oxford, Ohio. He has primary responsibility for the management of the Small Cap Growth Stock Fund and the Aggressive Growth Stock Fund. He also has primary responsibility for the Small Cap Growth and Aggressive Growth Stock Portfolios of the Series Fund.

Steven P. Swanson Mr. Swanson is a Managing Director of Mason Street Advisors, LLC, having joined Northwestern Mutual in 1981. He received a B.A. degree from Lawrence University and an M.B.A. from the University of Michigan. Mr. Swanson is the head of the high yield division of Mason Street Advisors, LLC, and manages the high yield fixed income securities of Northwestern Mutual. Mr. Swanson manages the High Yield Bond Fund and the High Yield Bond Portfolio of the Series Fund.

Varun Mehta Mr. Mehta is a Director of Mason Street Advisors, LLC, having joined Northwestern Mutual in 1997. Prior to joining Northwestern Mutual, Mr. Mehta was with the Ameritech Investment Management Department serving as Portfolio Manager - Fixed Income and, previously, as Portfolio Research
Manager - Fixed Income. Mr. Mehta has his undergraduate degree from the University of Bombay. He received a Masters degree in Business Management from the Indian Institute of Management and an M.B.A. from the University of Chicago Graduate School of Business. Mr. Mehta is a Chartered Financial Analyst. He manages the Select Bond Fund. He also has primary investment responsibility for the Select Bond Portfolio of the Series Fund, the fixed income securities of the Balanced Portfolio of the

Series Fund and various fixed income portfolios of Northwestern Mutual.

Ronald C. Alberts Mr. Alberts is a Director of Mason Street Advisors, LLC, having joined Northwestern Mutual in 1984. He received a B.A. degree from Carroll College and an M.B.A. from Marquette University, and is a Chartered Financial Analyst. Mr. Alberts is responsible for the Municipal Bond Fund as well as management of other MSA client accounts.

David R. Keuler Mr. Keuler is a Managing Director of Mason Street Advisors, LLC, having joined Northwestern Mutual in 1991, and is responsible for investment management of the Asset Allocation Fund. Mr. Keuler co-manages the Growth Stock Fund. He received a B.A. degree from Boston University in 1983 and an M.B.A. from Indiana University in 1988. He is a Chartered Financial Analyst. Mr. Keuler also coordinates the team that manages the Asset Allocation Portfolio of the Series Fund, as well as co-manages the Growth Stock Portfolio of the Series Fund. He also manages various equity portfolios of Northwestern Mutual.

Michael P. Johnson Mr. Johnson is a Director of Mason Street Advisors, LLC, having joined Northwestern Mutual in 1984, and holds a B.B.A. degree from the University of Wisconsin-Whitewater and an M.S. in finance from the University of Wisconsin-Milwaukee. Mr. Johnson is a Chartered Financial Analyst and co-manages the Growth Stock Fund. He also co-manages the Growth Stock Portfolio of the Series Fund and other MSA equity accounts.

Cindy L. Jackson Ms. Jackson is a Managing Director of Mason Street Advisors, LLC, having joined Northwestern Mutual in 1990. She received a B.B.A. degree from the University of Wisconsin-Eau Claire and an M.B.A. from the University of Wisconsin-Madison. Ms. Jackson is a Chartered Financial Analyst and has primary responsibility for the Large Cap Core Stock Fund and for the Large Cap Core Stock Portfolio of the Series Fund, and also manages other MSA equity accounts.

William T. Howard Mr. Howard is a Executive Vice President, Portfolio Management/Research of Templeton Investment Counsel, LLC, manages the International Equity Fund. He joined Templeton Investment Counsel in 1993 and has more than 16 years experience managing institutional portfolios. Mr. Howard holds a B.A. degree, with honors, from Rhodes College and an M.B.A. from Emory University. He is a Chartered Financial Analyst. He also manages the Franklin Templeton International Equity Portfolio of the Series Fund.

Investment Advisory Fees
Each Fund pays MSA an annual fee, payable in monthly installments, for investment advisory services. The investment advisory agreement describes the services to be provided and the fee to be paid, which is set forth as an annual rate based on the average daily net assets of the Fund according to the following schedule:

                       Fund                          Fee
                       ----------------------------------
                       Small Cap Growth Stock Fund  0.85%
                       ----------------------------------
                       Aggressive Growth Stock Fund 0.75%
                       ----------------------------------
                       International Equity Fund    0.85%
                       ----------------------------------
                       Index 400 Stock Fund         0.25%
                       ----------------------------------
                       Growth Stock Fund            0.75%
                       ----------------------------------
                       Large Cap Core Stock Fund    0.65%
                       ----------------------------------
                       Index 500 Stock Fund         0.25%
                       ----------------------------------
                       Asset Allocation Fund        0.70%
                       ----------------------------------
                       High Yield Bond Fund         0.75%
                       ----------------------------------
                       Municipal Bond Fund          0.30%
                       ----------------------------------
                       Select Bond Fund             0.30%
                       ----------------------------------

For the International Equity Fund, MSA pays the subadvisor at the annual rate of 0.50% of assets, reduced to 0.40% on assets over $100 million. The breakpoint for the fees paid to the subadvisor is based on the aggregate assets of the Fund and the corresponding Portfolio of the Series Fund.

MSA and its affiliates have agreed to waive their fees or reimburse each Fund for expenses if the Total Operating Expenses of the Fund exceed the Net Total Operating Expenses set forth in the table on pp. 11-12 in the fiscal years through March 31, 2006.

                                                                   July 9, 2004



Other Service Providers

The following parties provide the Funds with administrative and other services:

Transfer Agent
Boston Financial Data Services ("BFDS")
P.O. Box 219419
Kansas City, Missouri 64121-9419

Custodian
For the domestic assets of the Funds:

JP Morgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

For the International Equity Fund and any foreign assets of the other Funds:

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

Administrator
The Northwestern Mutual Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

International Equity Fund accounting:

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

Distributor
Northwestern Mutual Investment Services, LLC
611 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

The Distributor is controlled by Northwestern Mutual and, therefore, is an affiliate of MSA.

Fund Expenses

In addition to the investment advisory fee, each Fund pays fees to certain other service providers, such as the Transfer Agent, Custodian and Administrator. Each Fund also bears certain expenses, such as brokerage and other transaction costs, outside professional and auditing fees, registration fees, association fees, trademark fees, insurance premiums, printing and mailing costs of sending reports and other information to existing shareholders, the fees and expenses of the Directors who are not officers or employees of an affiliated company of the advisor and any interest, taxes and extraordinary expenses incurred by the Funds. In addition, each Fund pays the Distributor certain fees for shareholder servicing and distribution expenses, which vary based on the class of shares. See "Distribution and Shareholder Servicing Fees" on pp. 33, 35 and 36.

Administrative Fees

Each Fund pays Northwestern Mutual a monthly fee at an annual rate of 0.10% plus costs of pricing securities for administrative services, which include recordkeeping, preparation of reports, filing tax returns, and fund accounting (except for the International Equity Fund). For the International Equity Fund, Northwestern Mutual waives a portion of its fee equal to the fund accounting fee paid to Brown Brothers Harriman & Co.

Buying and Selling Fund Shares

Investment Minimums and Maximums
Shares of the Funds are available through Registered Representatives of the Distributor, all of whom are also Northwestern Mutual Financial Network Representatives, Baird Registered Representatives, your dealer, broker or financial institution that has a sales agreement with the Distributor, or from the Fund itself. The following table illustrates the minimum investment requirements for the initial and subsequent investments in each of the Funds, as well as investment maximums for each of the Funds by share class, each of which may be changed at any time in the sole discretion of the Fund.

                   INVESTMENT MINIMUMS
                   ------------------------------------------
                                         Initial   Subsequent
                   Type of Account      Investment Investment
                   ------------------------------------------
                   Regular Account        $1,000      $100
                   ------------------------------------------
                   Individual IRAs
                   (regular or spousal)     $500      $100
                   ------------------------------------------
                   Other Tax Qualified
                   Retirement Plans          $50       $50
                   ------------------------------------------
                   Automatic Investment
                   Plans                     $50       $50
                   ------------------------------------------

                   INVESTMENT MAXIMUMS
                   ------------------------------------------
                   Share Class                 Amount
                   ------------------------------------------
                   Class A                      None
                   ------------------------------------------
                   Class B                   $999,999/1/
                   ------------------------------------------
                   Class C                   $499,999/1/
                   ------------------------------------------

/1/Purchases of $250,000 or more by qualified retirement plans are not accepted in Class B or Class C shares.

--------------------------------------------------------------------------------

Flexible Sales Charge Options
The table below summarizes some of the primary differences among the share classes offered by the Funds.

                                 Class A                Class B                Class C
-----------------------------------------------------------------------------------------------------
Initial Sales Charge             Up to 4.75% (reduced   None                   None
                                 or eliminated for
                                 purchases of $50,000
                                 or more or waived in
                                 certain circumstances)
-----------------------------------------------------------------------------------------------------
Contingent Deferred Sales        None (except on        Starts at up to 5.00%  1.00% on
Charge (CDSC)                    redemptions of         (reduced for purchases redemptions made
                                 purchases of           of $50,000 or more)    within 18 months of
                                 $1,000,000 or more     and declines to 0%     purchase
                                 held for less than     after six years
                                 18 months)
-----------------------------------------------------------------------------------------------------
Distribution (12b-1) and Service 0.35% annually         1.00% annually         1.00% annually
Fees
-----------------------------------------------------------------------------------------------------
Dividends                        Generally higher than  Generally lower than   Generally lower than
                                 Classes B and C due    Class A due to higher  Class A due to higher
                                 to lower annual        annual expenses        annual expenses
                                 expenses
-----------------------------------------------------------------------------------------------------
Purchase Maximum                 None                   $999,999               $499,999
-----------------------------------------------------------------------------------------------------
Conversion                       None                   Automatically          Automatically
                                                        converts to Class A    converts to Class A
                                                        shares two years after shares ten years after
                                                        the expiration of the  purchase
                                                        CDSC
-----------------------------------------------------------------------------------------------------

                                                                   July 9, 2004



Which Option is Right for You?
Each Fund offers Class A and Class B shares. Class C shares are only available in the Small Cap Growth Stock Fund, Aggressive Growth Stock Fund, Growth Stock Fund, Asset Allocation Fund, High Yield Bond Fund and Select Bond Fund. By offering several share classes, the Fund allows you to choose the method of purchasing shares that is most beneficial to you in light of your current investment needs. Each investor's financial circumstances are different. You should consult your Registered Representative or financial adviser to help you decide which share class is best for you.

Some of the factors you should consider when deciding which share class is right for you include the amount of your investment, your current holdings of Fund shares, how long you expect to hold your investment, the total expenses of the various share classes and whether you qualify for any reduction or waiver of sales charges, as described below and on pages 32, 33 and 35. If your goals or objectives change over time and you plan to purchase additional shares, your should re-evaluate these factors to see if you should consider another class of shares.

For example, assuming you did not qualify for reduced or waived sales charges, if you had $10,000 to invest in the Asset Allocation Fund and were planning on holding your shares for 21/2 years, you should consider purchasing Class C shares as you would avoid the 4.75% up front sales charge on Class A shares and the 3% contingent deferred sales charge on Class B shares. Alternatively, if you had $250,000 to invest in the Asset Allocation Fund and you were planning on holding all your shares for ten years, you should consider purchasing Class A shares even though you would incur a 2% up front sales charge, since the annual aggregate distribution and servicing fees for Class A shares are lower than the other classes, making it a potentially less expensive option under such circumstances. If you qualify for a reduced or waived sales charge, Class A or Class B shares may be a less expensive option over time.

The three classes of shares each represent interests in the same Fund, have the same rights and, except with respect to differences in sales charges, distribution charges, conversion rights and exchange privileges (as described below), are identical in all respects. Class A, Class B and Class C shares each bear expenses of distribution fees and have exclusive voting rights with respect to their particular distribution plan.

The net income attributable to Class A, Class B or Class C shares and the dividends payable thereon will be reduced by the amount of the shareholder servicing and distribution fees attributable to such shares and incremental expenses associated with such Class.

Class A Shares

Initial Sales Charge
Class A shares are sold at the offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge or are subject to a reduced sales charge. The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor as a concession. The following table sets forth the initial sales charge that applies to purchases of Class A shares of the Funds:

                                           Sales Charge as a
                                             Percentage of
                   ------------------------------------------
                                          Offering Net Amount
                   Amount of Purchase      Price    Invested
                   ------------------------------------------
                   Less than $50,000       4.75%     4.99%
                   ------------------------------------------
                   $50,000 but less than
                   $100,000                3.75%     3.90%
                   ------------------------------------------
                   $100,000 but less than
                   $250,000                2.75%     2.83%
                   ------------------------------------------
                   $250,000 but less than
                   $500,000                2.00%     2.04%
                   ------------------------------------------
                   $500,000 but less than
                   $1,000,000              1.50%     1.52%
                   ------------------------------------------
                   $1,000,000 or more      None*      None
                   ------------------------------------------

*No sales charge is imposed at the time of purchase on amounts of $1 million or more. However, a contingent deferred sales charge will be charged if shares are redeemed within 18 months following their purchase at the rate of 1% on the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the cost of such shares. The contingent deferred sales charge may be waived in certain circumstances. See "When may the Contingent Deferred Sales Charge be Waived" on p. 35.

Which Investments in Related Accounts Qualify for Reduced Sales Charges? Investments in related accounts (in certain circumstances) which may be aggregated to qualify for a reduced sales charge include purchases made for you, your spouse and children under the age of 21 as well as those made in a retirement plan or IRA solely for those individuals or by a company solely controlled by those individuals or in a trust established exclusively for the benefit of those individuals. Purchases by a trustee or other fiduciary if the investment is for a single trust, estate or fiduciary account including pension, profit-sharing or other employee benefit trusts created pursuant to a qualified plan may be combined to qualify for a reduction of the sales charge. Reduced sales charges may also be applied to purchases by qualified employee benefit plans of a single corporation or of corporations affiliated with each other. Purchases made for a customer in nominee or street name accounts (accounts which hold the customer's shares in the name of a broker or another nominee such as a bank trust department) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as set forth above.

When may the Initial Sales Charge on Class A Shares be Reduced or Waived? There are several ways to reduce or eliminate the initial sales charge:

..  Combined Purchases

..  Cumulative Discount

..  Letter of Intent

..  Special Waivers for Certain Categories of Investors

Combined Purchases Purchases of shares made at the same time for any of the Funds in related accounts may be aggregated for the purpose of receiving a discounted sales charge. Notice must be given at the time the orders are placed that there are multiple orders which qualify for a reduced sales charge.

Cumulative Discount Purchases also may qualify for a reduced sales charge based on the current total NAV of your account and any related accounts in any of the Funds or the SSgA Money Market Fund. Notice must be given at the time the order is placed that it qualifies for a reduced sales charge based on related holdings in existing Fund accounts.

Letter of Intent Reduced sales charges may be applied to purchases over a period of 13 months by entering into a non-binding Letter of Intent. Existing holdings may be combined with new purchases in related accounts as shown above to reach the investment commitment of the Letter of Intent. Up to 5% of the stated amount of the Letter of Intent will be held in escrow to cover additional sales charges which may be due if investments over the 13-month period are not sufficient to qualify for the sales charge reduction. See the Statement of Additional Information and the Funds' account application for further details.

Special Waivers Class A shares may be purchased without an initial sales charge in the following situations:

.. Shares purchased by current or retired officers, directors, employees, agents, Registered Representatives, employees of agents, and employees of agencies, and affiliates, of Mason Street Funds, Northwestern Mutual, MSA, Northwestern Investment Management Company, the Transfer Agent, the Distributor, certain broker/dealers who have sales agreements with the Distributor or a subadvisor, or their spouses or children under the age of 21 or trust or retirement plans for their benefit. Such purchases may be made directly from Mason Street Funds through the Transfer Agent.

.. Shares purchased by the reinvestment of dividends or other distributions from a Fund.

.. Shares purchased by the reinvestment of loan repayments by participants in retirement plans.

.. Shares issued in connection with the acquisition by a Fund of another investment company.

.. Shares purchased by or in conjunction with a purchase by a trust or group annuity separate account as part of the Northwestern Mutual Group Annuity Alliance program to fund employee benefit or retirement plans pursuant to an agreement with the Funds and the Distributor.

                                                                   July 9, 2004



.. Shares purchased for accounts as to which a broker, dealer or financial intermediary charges an account management fee under a fee-based program offered by, or approved by, the Distributor.

.. Shares purchased by an endowment fund, foundation or other nonprofit or charitable organization with total assets over $5 million, with an initial investment exceeding $1 million.

.. Shares purchased by qualified retirement plans where all plan transactions are executed through one or more omnibus accounts and the financial institution or service organization that is the nominee of or otherwise acting on behalf of such omnibus accounts has entered into the appropriate agreements with the Funds and the Distributor, which agreements expressly waive all initial sales charges with respect to such plans.

Class A shares also may be purchased without an initial sales charge in the following situations (however, redemptions of such shares within 18 months of purchase are subject to a contingent deferred sales charge of 1% of the lesser of the value of the shares redeemed or the total cost of the shares):

..  any purchase of $1 million or more of the Funds' shares;

.. purchases by qualified retirement plans, nonqualified deferred compensation plans and SIMPLE IRAs which meet at least one of the following four criteria: (1) the plan has at least 50 eligible participants; (2) the plan makes an initial investment of $250,000 or more; (3) the plan sponsor demonstrates to the satisfaction of Mason Street Funds that the aggregate purchases by the plan will be equal to at least $250,000 within a reasonable period of time, as determined by Mason Street Funds in its sole discretion; or (4) the sum of the current market value of the plan assets invested in any of the Funds or the SSgA Money Market Fund and the current purchase amount is at least $250,000; and

.. purchases by bank trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity.

Reinstatement Privilege If you redeem some or all of your Fund shares, you have up to 90 days to reinvest all or part of the redemption proceeds in Class A shares of the Fund without paying a sales charge. This privilege applies only to redemptions of Class A shares on which an initial or deferred sales charge was paid or to redemptions of Class A shares of the Fund that you purchased by reinvesting dividends or distributions. You must ask the Transfer Agent or your Registered Representative to apply this privilege when you send your payment.

The reduced sales charge programs may be changed or discontinued at any time upon prior written notice to shareholders of the Funds.

Distribution and Shareholder Servicing Fees
Each Fund has adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provide that all shareholders shall be subject to a distribution fee. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Class A shares are subject to a distribution fee of up to 0.10% per year of the average daily net assets of Class A shares. The distribution fee is payable to the Distributor to reimburse it for services and expenses incurred in connection with the distribution of Fund shares, including unreimbursed expenses incurred in prior years. These expenses include payments to Registered Representatives, expenses of printing and distributing Prospectuses to persons other than Fund shareholders, and expenses of preparing, printing and distributing advertising and sales literature. In addition, each Fund is subject to a shareholder servicing fee of 0.25% per year of the Fund's average daily net assets, which may be paid to brokers who provide ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

Class B and Class C Shares

Contingent Deferred Sales Charge
Unlike an initial sales charge, which is paid when you purchase shares, a contingent deferred sales charge is only paid if you sell your shares during a certain period of time. Class B and Class C shares are offered at NAV without an initial sales charge but are subject to a contingent deferred sales charge as set forth in the table below. The schedule shows the contingent deferred sales charges applicable for the first through seventh years of redemption after purchase for different purchase amounts. For Class B shares, the schedule applicable to a specific purchase varies by the amount of that purchase and is determined at the time the purchase is made; it may be reduced as described below. The contingent deferred sales charge is imposed on the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the cost of such shares.

                                  Contingent Deferred Sales Charge Applicable in the Year of Redemption After
                                                       Purchase/(a)/
-------------------------------------------------------------------------------------------------------------
Amount of Purchases                First        Second      Third    Fourth    Fifth    Sixth    Seventh on
-------------------------------------------------------------------------------------------------------------
Class B Shares
Less than $50,000                    5.00%         4.00%    3.00%    3.00%     2.00%    1.00%      0.00%
-------------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000       4.00%         3.00%    3.00%    2.00%     1.00%    0.00%      0.00%
-------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000      3.00%         3.00%    2.00%    1.00%     0.00%    0.00%
-------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000      3.00%         2.00%    1.00%    0.00%     0.00%
-------------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000    2.00%         1.00%    0.00%    0.00%
-------------------------------------------------------------------------------------------------------------
$1,000,000 or more                N/A/(b)/
-------------------------------------------------------------------------------------------------------------
Class C Shares
Less than $500,000/(b)/              1.00%    1.00%/(c)/     N/A      N/A       N/A      N/A        N/A
-------------------------------------------------------------------------------------------------------------

/(a)/No contingent deferred sales charge is paid on an exchange of shares nor is one paid on the sale of shares received as a reinvestment of dividends or capital gains distributions. Class B shares will convert to Class A shares two years after the expiration of the contingent deferred sales charge for that purchase. Class C shares will convert to Class A shares ten years after the purchase of such Class C shares. Shares received as a reinvestment of dividends or capital gains distributions will be converted to Class A shares in the same proportion as purchased shares are converted. Purchases of $250,000 or more by qualified retirement plans are not accepted in Class B or Class C shares. Class A shares will be issued in these cases.
/(b)/Purchases of $1 million or more Class B shares or $500,000 or more Class C shares are not accepted. In these cases, Class A shares will be issued for the entire purchase amount.
/(c)/For Class C shares, the contingent deferred sales charge applies if shares are sold within 18 months of purchase.

In determining whether a contingent deferred sales charge is applicable to a redemption of Class B or Class C shares, the calculation will be made in a manner that results in the lowest possible charge. It will be assumed that the redemption is made first from shares acquired through the reinvestment of dividends and distributions; then from amounts representing the increase in NAV of your holdings of Class B or Class C shares above the total amount of payments for the purchase of Class B shares during the preceding six years and Class C shares during the preceding 18 months; then from shares held beyond the applicable contingent deferred sales charge period; and finally, with respect to Class B shares, from shares subject to the lowest contingent deferred sales charge.

If you are exchanging shares for shares of the SSgA Money Market Fund, no contingent deferred sales charge is charged at the time of the exchange. If you later redeem your Money Market Fund shares, you will be charged the applicable contingent deferred sales charge as if your shares were redeemed as of the time of your exchange into the Money Market Fund. The contingent deferred sales charge will not decrease for the time amounts are held in the Money Market Fund.

                                                                   July 9, 2004



Automatic Conversion of Class B and Class C Shares
Class B shares are automatically converted to Class A shares two years after the expiration of any contingent deferred sales charge. Class C shares are automatically converted to Class A shares ten years after the purchase of such Class C shares. These conversion features relieve Class B and Class C shareholders of the higher asset-based sales charge that otherwise applies to Class B and Class C shares under the Class B and Class C distribution plans described below. The conversion is based on the relative NAV of the converting class and Class A, and no charge is imposed in connection with the conversion.

When may the Class B Contingent Deferred Sales Charge Schedule be Reduced? There are two ways to reduce the Class B contingent deferred sales charge schedule:

Combined Purchases Purchases of shares made at the same time for any of the Funds in related accounts may be aggregated for the purpose of receiving a reduced contingent deferred sales charge schedule. Notice must be given at the time the orders are placed that there are multiple orders which qualify for a reduced contingent deferred sales charge schedule. For a description of what constitutes a related account, see "Which Investments in Related Accounts Qualify for Reduced Sales Charges?" on p. 32.

Cumulative Discount Purchases may also qualify for a reduced contingent deferred sales charge schedule based on the current total NAV of your account and related accounts in any of the Funds or the SSgA Money Market Fund. Notice must be given at the time the purchase order is placed that it qualifies for a reduced contingent deferred sales charge schedule based on related holdings in existing Fund accounts.

Letter of Intent The Letter of Intent option is not available for Class B shares.

When may the Contingent Deferred Sales Charge be Waived?
A contingent deferred sales charge will not be assessed on Class A, Class B or Class C shares for:

..  exchanges of Class A, Class B or Class C shares of one Fund for the same
   Class of shares of another Fund;

.. redemptions from tax-deferred retirement plans and IRAs for required minimum distributions due to attainment of age 70 1/2;

.. redemptions from tax-deferred retirement plans for returns of excess contributions to the plan, termination of employment, participant loans and hardship withdrawals;

.. redemptions as a result of death of the registered shareholder or in the case of joint accounts, of all registered shareholders;

.. redemptions as a result of the disability of the registered shareholder (as determined in writing by the Social Security Administration) which occurs after the account was established;

..  redemptions for failure to meet minimum account balances;

.. systematic withdrawal amounts provided amounts withdrawn do not exceed on an annual basis 10% of the account value at the time the Transfer Agent receives the request; and

.. redemptions from qualified retirement plans where all plan transactions are executed through one or more omnibus accounts and the financial institution or service organization that is the nominee of or otherwise acting on behalf of such omnibus accounts has entered into the appropriate agreements with the Fund and/or its agents, which agreements expressly waive all contingent deferred sales charges with respect to such plans.

Distribution and Shareholder Servicing Fees
Class B and Class C shares are each charged fees at an annual rate of up to 1.00% of the average daily net assets of Class B or Class C shares to reimburse the Distributor for certain distribution and shareholder servicing expenses. These fees consist of a fee at an annual rate of up to 0.75% for distribution expenses pursuant to plans adopted under Rule 12b-1 under the Investment Company Act of 1940 and a fee at an annual rate of 0.25% for shareholder servicing expenses. See

"Distribution and Shareholder Servicing Fees" on p. 33.

Upon the conversion of Class B or Class C shares to Class A shares, those fees are lowered from 1.00% to 0.35%.

How Shares are Priced
Shares are purchased at their public offering price, which is based upon a Fund's NAV per share, plus an initial sales charge on the Class A shares. NAV is determined as of the end of regular trading hours on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on days the NYSE is open.

Each Fund values its assets at their current market value when market quotations are readily available. If a market value cannot be established, assets are valued at fair value as determined in good faith by or under the direction of Mason Street Funds' Board of Directors. The fair value procedure is used if (a) a significant event that is likely to have affected the value of the securities takes place after the time of the most recent market quotations or (b) the market quotations for other reasons do not reflect information material to the value of those securities. Short-term securities which mature in 60 days or less are valued by using the amortized cost method, unless the Board of Directors determines that this does not represent fair value. All investments by the International Equity Fund are valued daily in U.S. dollars based on the then prevailing exchange rate. Because the International Equity Fund has portfolio securities that are listed on foreign exchanges that trade on days when the Fund does not price its shares, the NAV of the Fund's shares may change on days when you will not be able to purchase or redeem the shares. Specific information about how the Funds value certain assets is set forth in the Statement of Additional Information.

36

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                              Shareholders' Guide

                                                                   July 9, 2004

Shareholders' Guide

How To Buy Shares

General
You must indicate at the time of investment whether you are purchasing Class A, Class B or Class C shares. If you do not choose a class, your investment will be made in Class A shares. Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. When opening your account, you will be asked to provide your name, address, date of birth (as applicable) and other information. Additional information may be required in certain circumstances or to open corporate accounts. This information will be verified to ensure your identity. If this information is not provided, the Funds will be unable to open your account. You also are required by federal regulations to certify your Taxpayer Identification or Social Security Number when opening your account. Failure to certify an identification number could subject you to back-up withholding on any distributions, redemptions or disbursements from your account.

Purchase orders are effected at the NAV per share next determined after receipt of the order in proper form by the Transfer Agent. If your purchase order is placed with the Transfer Agent through your Registered Representative or other authorized financial intermediary, it is the Registered Representative's or financial intermediary's responsibility to promptly transmit your order so that you receive that same day's NAV.

If your check used for investment does not clear, a fee may be imposed by the Transfer Agent. All payments should be in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. The Funds reserve the right to reject any purchase order.

All checks should be made payable to Mason Street Funds. Personal third party checks will not be accepted.

Opening an Account
Contact your Registered Representative, or your dealer, broker or financial institution that has a sales agreement with the Distributor for instructions.

Adding to an Account
Contact your Registered Representative, or your dealer, broker or financial institution that has a sales agreement with the Distributor for instructions, or

By Mail Identify the Fund, share class and account number or use the remittance slip attached to your account statement. Send a check payable to Mason Street Funds. Mail all subsequent investments to the following address:

      Mason Street Funds
      P.O. Box 219419
      Kansas City, MO 64121-9419

By Wire Initial or subsequent purchase payments also can be made by Federal Funds wire, transferred along with proper instructions directly to your account. Before an initial wire transfer can be accepted, an account must be established for you. See your Registered Representative, financial adviser or call 1-888-MASONST (1-888-627-6678) for further instructions. Your financial institution may charge a fee for wiring funds to your account. Consult your bank for information on remitting funds by wire and any associated bank charges.

By Telephone or Internet
(www.masonstreetfunds.com) This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. Your predesignated bank account will be debited for the desired amount. You can establish this privilege when you open your account or, if your account is already established, call 1-888-MASONST (1-888-627-6678). This option will become effective ten days after the bank information is established for your account.

Automatic Investment Programs
Automatic Investing Money is automatically transferred from your bank account to your Fund account monthly or quarterly. The minimum amount per transfer is $50 per Fund account. This privilege may be set up when your account is opened or at any later date by completing the appropriate section of the Funds' account application or by calling 1-888-MASONST (1-888-627-6678). You may discontinue your participation in this program at any time.

                              Shareholders' Guide




Payroll Deduction If your employer can initiate an automatic payroll deduction, you may make regular investments of $50 or more per Fund account up to once per month from your paycheck. To obtain information on establishing this option, call 1-888-MASONST (1-888-627-6678).

If you buy or sell shares of the Funds through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares of the Funds and the account features and policies may differ from those discussed in this Prospectus. Fees in addition to those discussed in this Prospectus may also apply.

Systematic Exchange In order to assist you in a dollar-cost averaging purchase program, you may designate the amount of money ($50 minimum per Fund account) to be automatically exchanged from one Fund to another once per month. In order to set up this option, you must have at least $5,000 in the Fund from which you are exchanging. You may discontinue your participation in this program at any time. For more information on how to establish this option, call 1-888-MASONST (1-888-627-6678).

How to Exchange Shares
On any business day you may exchange your shares for shares of another Fund of the same class.

By Mail To exchange your shares, your written request should include the following information:

..  the name of the Fund(s) exchanging out of and into;

..  the account number(s);

..  the amount of money or number of shares being redeemed;

..  the name(s) on the account;

.. the signature(s) of all registered account owners (see "How to Sell Shares" for more information about the signature requirements based on the type of account); and

..  your daytime telephone number.

By Telephone Accounts are automatically eligible for the telephone exchange option unless this privilege was declined on the application or otherwise in writing. Call 1-888-MASONST (1-888-627-6678) with the same information as noted above.

By Internet For accounts other than qualified plans, you are eligible to exchange existing shares for shares of another Fund of the same class through the Internet at www.masonstreetfunds.com. Just click on "Your Account" on the home page and then follow the instructions to establish access.

General Exchange Policies
.. An exchange is the redemption of shares from one Fund and the simultaneous purchase of shares of another Fund in an identically registered account, which may produce a taxable gain or loss in a non-tax-deferred account.

.. Except for Systematic Exchanges and exchanges within tax-qualified plans, the exchange minimum is $1,000, or the total account value, if less. There is no charge for exchanges.

.. If you are exchanging Class B or Class C shares, no contingent deferred sales charge is charged at the time of the exchange and the Funds will calculate the holding period for such shares from the date you made your original purchase and not the date you exchanged your shares. (See "Contingent Deferred Sales Charge" on p. 34.)

.. You may not make more than twelve exchanges in or out of a Fund in a calendar year, exclusive of Systematic Exchanges. (For purposes of this limitation, all exchanges in a single Fund on a given day are treated as one exchange and an exchange transaction is counted as an exchange both with respect to the redemption Fund and the purchase Fund.)

.. The exchange privilege may not be used for short-term or excessive trading or trading strategies harmful to the Funds. To minimize harm to the Funds and their shareholders, the Funds reserve the right to reject or delay the acceptance of any purchase order (including exchanges) from any investor they believe may be harmful to the interests of the Fund.

.. The Funds may deem certain other trading as short-term, excessive or harmful including, but not limited to, (i) a sale or exchange out of a Fund within 14 days after a purchase or

38

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                              Shareholders' Guide

                                                                   July 9, 2004


 exchange into the Fund, and (ii) a sale or exchange out of a Fund within 30 days after a purchase or exchange into the Fund, in an amount exceeding 1% of the net assets of the Fund as shown in the most recently filed annual or semi-annual report.

.. These exchange policies may be modified for accounts held by tax-qualified plans and accounts established under automated or pre-established exchange, asset allocation, dollar cost averaging or re-balancing programs.

.. The Funds reserve the right to reject any exchange request and modify or terminate the exchange privilege at any time without prior notice.

.. The Funds work with intermediaries to enforce the Funds' exchange policies with respect to trading through omnibus accounts, but there is no assurance that the Funds can enforce their exchange policies in the same manner and to the same extent in omnibus accounts as they can in accounts maintained directly with the Funds.

.. Additionally, different trading limitations, including exchange limitations, may apply if you invest through an intermediary. For more information about the Funds' policy on excessive trading, see "Short-Term and Excessive Trading."

You may also exchange your shares for shares of the SSgA Money Market Fund.

.. A copy of the SSgA Money Market Fund Prospectus should be read before making such exchange.

..  General exchange policies apply to exchanges to the SSgA Money Market Fund.

..  If you are exchanging Class A shares, the shares are exchanged at NAV.

.. If you are exchanging Class B or Class C shares, no contingent deferred sales charge is charged at the time of the exchange but the contingent deferred sales charge period will cease for the time amounts are held in the SSgA money market fund. See "Contingent Deferred Sales Charge" on p. 34.

Short-Term and Excessive Trading
The Funds are designed for long-term investing. Short-term or excessive trading into and out of a Fund may harm performance by disrupting investment strategies and increasing expenses. To deter such activity, the Funds undertake to use their best efforts to limit exchange activity in the manner described above and have adopted policies to limit short-term and excessive trading and other trading strategies that may be harmful to the Funds. Transactions placed directly with the Funds or through an intermediary in violation of these policies or from persons believed to be market timers are subject to rejection or cancellation in the sole discretion of the Funds if either they observe a pattern of short-term or excessive trading activity or they believe the trading of a particular investor has been or may be disruptive or harmful to the Funds. The Funds may consider an investor's trading history for accounts under common ownership, control or influence within any of the Mason Street Funds or other mutual funds.

If a Fund invests substantially in foreign securities, high yield and municipal bonds or small cap equity securities, it may risk possible dilution to its NAV caused by investors who attempt to time their trades in Fund shares. These investors seek to benefit from knowledge of developments or events that affect the value of Fund portfolio securities, but are not reflected in the securities' closing market prices due to inefficient or thinly traded markets or because they occurred after the close of foreign markets on which the securities are traded and before the close of the NYSE, the time as of which the Funds' NAV is determined. If a Fund determines that such developments or events have occurred that are so significant that they will, in the Funds' judgment, materially affect the value of a security, the Funds may use their fair value procedures to adjust the closing price of the security to reflect what they believe is its fair value as of the close of the NYSE. The use of fair value procedures is designed to curtail dilution to a Fund's NAV caused by this trading strategy sometimes referred to as "price arbitrage." However, the use of "fair value" procedures may be less precise than the use of closing prices. This could cause a Fund's NAV to be subject to greater risk of uncertainty and fluctuation.

                              Shareholders' Guide




Short-term or excessive trading may disrupt investment strategies; cause a Fund to maintain higher cash balances; increase brokerage, administrative, and other expenses; and adversely impact Fund performance. The extent of and nature of the adverse effects of excessive trading depend on various factors including, but not limited to, the size of the Fund, the amount of assets a Fund typically maintains in cash or cash equivalents, and the dollar amount, number and frequency of trades. The Funds use several methods to detect and deter short-term and excessive trading, including the use of exchange limit guidelines, monitoring of trade activity and broad discretionary authority to block market timers and particular trades. Each of these methods involves subjective judgments and some selectivity in their application, and there can be no assurance that the systems and procedures of the Funds, their Transfer Agent or a particular intermediary will be able to monitor and detect all short-term and excessive trading activity. The risks of market timing cannot be entirely eliminated.

The Funds may amend or modify their short-term and excessive trading policies and their procedures for detecting and deterring short-term and excessive trading at any time without notice. The Funds also reserve the right to adopt additional steps without notice to prevent short-term and excessive trading and other trading strategies they believe are harmful to the Funds beyond those described herein.

How to Sell Shares
You can sell some or all of your shares on any regular business day. Your shares will be sold at the next NAV calculated after your order is received in good order, and is accepted by the Transfer Agent. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, please contact the Funds.

Through your Registered Representative or Financial Adviser
Contact your Registered Representative, or your dealer, broker or financial institution that has a sales agreement with the Distributor, directly for instructions.

Through the Transfer Agent
By Mail Send a written request, signed by each owner (if joint account) to the Transfer Agent at the following address:

      Mason Street Funds
      P.O. Box 219419
      Kansas City, MO 64121-9419

By Wire As soon as appropriate information regarding your bank account has been established for your Fund account, you may write or telephone redemption requests to the Transfer Agent, your Registered Representative, your financial adviser or Mason Street Funds at 1-888-MASONST (1-888-627-6678), and redemption proceeds will be wired in Federal Funds to the commercial bank you have specified. Information regarding your bank account may be provided on the account application or in subsequent instructions to the Transfer Agent.

Redemption proceeds will normally be wired the next business day following the day on which your request and any other necessary documents have been received in good order by the Transfer Agent. Requests must be for at least $1,000 and may be subject to limits on frequency and amount. A charge of $15 may be imposed for wire redemptions.

Wire privileges may be modified or suspended at any time.

Contact your bank for information on any charges imposed by the bank in connection with receipt of redemptions by wire.

By Telephone Accounts (other than IRAs and nominee accounts) have this option unless it was specifically declined on the account application or in writing. With the exception of qualified retirement plans, non-qualified deferred compensation plans and SIMPLE IRAs, you may redeem up to $100,000 daily from your account by calling 1-888-MASONST (1-888-627-6678) before 4:00 p.m. Eastern time. Checks will be sent to the address of record or bank of record.

By Internet For accounts other than qualified plans, non-qualified deferred compensation plans, nominee accounts and IRAs, you are eligible to redeem shares through the Internet at www.masonstreetfunds.com. Just click on

                              Shareholders' Guide

                                                                   July 9, 2004


"Your Account" on the home page and then follow the instructions to establish access. You may redeem up to $100,000 daily from your account by making the request before 4:00 p.m. Eastern time. Checks will be sent to the address of record or bank of record.

Automatic Redemption
Systematic Withdrawals You may provide for the automatic redemption of a specific dollar amount from your account on a regular basis. The minimum amount of a withdrawal is $100 and the minimum account size is $10,000. This option may not be available for IRAs.

Minimum Accounts The Fund reserves the right to redeem any Regular Account if, after 60 days' written notice, the account's value remains below a $1,000 minimum balance other than as a result of market value declines.

General Redemption Policies
.. Redemption orders are effected at the NAV per share next determined after receipt of the order in proper form by the Transfer Agent. When you redeem your Class B or Class C shares within six years or 18 months of purchase, respectively, you may be subject to a contingent deferred sales charge as set forth in this Prospectus.

..  When redeeming shares, you should indicate whether you are redeeming Class
   A, Class B or Class C shares. If you own both Class A and Class B shares only, Class A shares will be redeemed first unless you request otherwise. If you own Class C shares and any other share class and you do not specify the share class to be redeemed, your redemption request will be deemed not in good order and rejected.

.. Redemption requests must be signed by each shareholder, including each joint owner. Certain types of redemption requests will need to include a signature guarantee. With the exception of qualified retirement plans, non-qualified deferred compensation plans and SIMPLE IRAs, signature guarantees must accompany redemption requests for an amount in excess of $100,000. Signature guarantees must accompany redemption requests for any amount if the redemption proceeds are to be sent somewhere other than the address of record on the Funds' books or if the current address of record has not been on the Funds' books for 30 days. However, a signature guarantee is not required if we send the proceeds to another financial institution for credit to an account in your name.

.. You may obtain a signature guarantee from: (1) a bank which is a member of the FDIC; (2) a trust company; (3) a member firm of a national securities exchange; or (4) another eligible guarantor institution. Guarantees must be signed by an authorized signatory of the guarantor institution and be accompanied by the words "Signature Guaranteed." A notary public cannot provide a signature guarantee.

.. The Fund ordinarily will make payment for all shares redeemed within three business days after the Transfer Agent receives a request in proper form, except as provided by the rules of the SEC. However, if the shares to be redeemed have been purchased by check, the Fund will, upon the clearance of the purchase check, mail the redemption proceeds. It may take up to 15 days for the purchase check to clear. This does not apply to situations where a Fund receives payment via immediately available funds for the purchase of shares.

.. The Funds reserve the right to redeem your shares and close your account if they are unable to verify your identity. In such a circumstance, Fund shares will be valued at the NAV next calculated after a determination has been made to close your account.

.. Although it would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities.

Mason Street Funds' Internet Website
You can obtain information about the Funds, as well as your account balance, on the Mason Street Funds' website at www.masonstreetfunds.com. Shareholders listed in the account registration may request certain account transactions or obtain account information through the website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on the website. At times, the

                              Shareholders' Guide



website may inaccessible or its transactional features may be unavailable.

Telephone Transaction Privileges
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Funds at any time. The Funds will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Funds and the Transfer Agent may rely on instructions of only one owner. Telephone privileges apply to each owner of an account unless the Transfer Agent receives cancellation instructions from an owner of an account. The Funds and the Transfer Agent may record telephone calls and have adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Funds and the Transfer Agent will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

 Quick Address and Telephone Reference

 Regular Mail
 Mason Street Funds
 P.O. Box 219419
 Kansas City, MO 64121-9419

 Express or Certified Mail
 Mason Street Funds
 330 West 9th Street
 Kansas City, MO 64105

 Toll-free Number
 1-888-MASONST (1-888-627-6678)

 Internet
 www.masonstreetfunds.com

                                                                   July 9, 2004

Distributions and Taxes

Dividends and Distributions
Each Fund distributes substantially all of its net realized capital gains and net investment income to its shareholders. A capital gain or loss is the difference between the purchase and sale price of a security. The Funds will have net capital gains if their capital gains exceed their capital losses, which cannot be assured. Net investment income is determined by subtracting expenses from any interest and dividend income earned by a Fund. All the Funds distribute any net realized short- and long-term capital gains at least annually.

The Stock Funds and the Asset Allocation Fund distribute any net investment income to shareholders annually. The Bond Funds declare net investment income dividends daily and distribute such dividends to the shareholders monthly.

Each Fund pays its dividends and other distributions in additional Fund shares at NAV unless the shareholder requests cash payments. Shareholders who elect to receive dividends and/or other distributions in cash or in shares of another Fund should contact their Registered Representative, their financial adviser or the Transfer Agent or complete the applicable item on the Funds' account application.

Taxes
Each Fund is separate for investment and accounting purposes and will be treated as a separate entity for federal income tax purposes. Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code so that it will not be subject to federal income taxes on net investment income and net capital gains distributed to its shareholders.

Taxes on Redemptions
When shares of any of the Funds are redeemed, including by exchange into another Fund, a shareholder may realize a taxable gain or a loss. The gain or loss is measured by the difference between the redemption proceeds and the shareholder's adjusted basis for the redeemed shares.

Taxes on Fund Distributions
The following summary does not apply to accounts that are opened for qualified retirement plans or by tax-exempt investors. Taxes on Fund distributions to qualified retirement plan accounts are deferred until money is withdrawn from those accounts. This summary also does not apply to distributions from the Municipal Bond Fund. Information about distributions from the Municipal Bond Fund appears separately below.

Each Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gain. Dividends and capital gains distributions from the Funds are taxable whether received in cash or additional Fund shares. If such dividends and distributions are declared in October, November or December, they are taxable for the year in which they were declared, if paid before February 1 of the following calendar year. Net investment income dividends paid out of interest income and short-term capital gains distributions are taxable as ordinary income. A capital gain distribution is short term or long term depending on how long the Fund held the securities that produced it, not how long the shareholder held his or her shares in the Fund. Dividends paid by the Funds that are attributable to dividends received by the Funds may be taxed at long-term capital gain rates for individuals. Dividends paid by the Funds that are attributable to the Funds' investments in U.S. government securities may be exempt from state and local income taxes.

Among other things, a Fund's NAV reflects undistributed income and capital gains. When such income and gains are distributed, the NAV is reduced by the amount of the distribution. An investor who acquires shares prior to or on the record date for distributions is entitled to receive these distributions.

Distributions from the
Municipal Bond Fund
Net investment income dividends declared and paid by the Municipal Bond Fund are, for the most part, "exempt-interest" dividends, whether received in cash or additional shares of the Fund. Exempt-interest dividends are not subject to regular federal income tax. Generally, exempt-interest dividends are not exempt from state or local taxes. However, a state or locality may provide tax exemptions for its residents who receive exempt-interest dividends that relate to municipal obligations issued within that state or locality.

Net investment income dividends derived from taxable obligations held in the Municipal Bond Fund and any capital gains distributions by the Fund are normally taxable as ordinary income and capital gain, respectively, whether received in cash or additional shares of the Fund. Market discount on municipal obligations acquired after April 30, 1993, is also treated as ordinary income. MSA intends to manage the Fund to minimize taxable distributions to the Fund's shareholders. However, there can be no assurance that the Fund will never make such distributions.

Certain individuals and corporations may be subject to the AMT. For them, exempt-interest dividends derived from private activity bonds are treated as a tax preference item. In addition, for corporate shareholders only, all other exempt-interest dividends are a component of the adjusted current earnings preference item for purposes of the AMT, and may be a component for computing any corporate environmental tax.

Corporations and Social Security beneficiaries should consult their tax advisors about the possible consequences to them of investing in the Municipal Bond Fund.

Buying a Dividend
If you purchase shares just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the NAV of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

Return of Capital
In certain cases, distributions made by the Funds may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

Withholding
The Funds are currently required to withhold 28% of all taxable distributions and redemption proceeds payable to any shareholder who has not certified his or her Taxpayer Identification Number, or who is otherwise subject to backup withholding. Corporate and governmental entities are generally exempt from withholding requirements.

Tax Information for Shareholders
Following the end of each calendar year, each Fund notifies its shareholders of the amount of dividends and capital gains distributions paid (or deemed paid) during that year, and shows the portion of those dividends that qualifies for the corporate dividends-received deduction and that is taxed to individuals at the lower rates applicable to qualified dividend income and capital gains. The Funds also indicate whether any portion of such income is possibly exempt from state or local taxes. The Municipal Bond Fund provides its shareholders with information about the exempt interest dividends paid to them (since they must disclose it on their federal income tax returns), and reports the amount that relates to private activity bonds which could be subject to the AMT. Under certain circumstances, notices provided to International Equity Fund shareholders also specify their respective shares of foreign taxes paid by that Fund. International Equity Fund shareholders are required to include their pro rata share of those taxes in gross income, but may be entitled to claim a credit or deduction for them.

The foregoing is only a summary of some important federal tax law provisions that can affect the Funds and their shareholders. There may be other federal, state or local tax law provisions which affect some or all investors. Prospective investors and current shareholders are urged to consult their tax advisors about their individual circumstances.

                                                                   July 9, 2004

Financial Highlights

(For a share outstanding throughout the period)

The financial highlights table is intended to help you understand each Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request.


Small Cap Growth Stock Fund
---------------------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------------------
                                2004/(g)/       2003/(g)/     2002/(g)/      2001/(g)/       2000/(a)/
---------------------------------------------------------------------------------------------------------
Selected Per Share Data
Net Asset Value,
  Beginning of Period             $10.11          $13.38          $11.61       $17.59          $10.00
Income from Investment
  Operations:
Net Investment Income (Loss)       (0.15)(f)       (0.12)(f)       (0.11)       (0.13)(f)       (0.08)(b)
Net Realized and Unrealized
  Gain (Loss) on Investments        4.42           (3.15)           1.88        (3.36)           8.12
---------------------------------------------------------------------------------------------------------
Total from Investment
  Operations                        4.27           (3.27)           1.77        (3.49)           8.04
---------------------------------------------------------------------------------------------------------
Less Distributions:
Distributions from Net
  Investment Income                   --              --              --           --           (0.01)
Distributions from Realized
  Gains on Investments                --              --              --        (2.49)          (0.44)
---------------------------------------------------------------------------------------------------------
Total Distributions                   --              --              --        (2.49)          (0.45)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                   $14.38          $10.11          $13.38       $11.61          $17.59
---------------------------------------------------------------------------------------------------------
Total Return(d)                   42.24%        (24.44)%          15.25%     (20.91)%          81.52%(c)
---------------------------------------------------------------------------------------------------------
Ratios And
  Supplemental Data:
Net Assets, End of Period    $23,913,879     $14,623,002     $13,997,182  $10,110,730     $10,133,996
---------------------------------------------------------------------------------------------------------
Ratio of Gross Expenses
  to Average Net Assets            2.21%           2.29%           2.46%        2.36%         3.31%(e)
---------------------------------------------------------------------------------------------------------
Ratio of Net Expenses
  to Average Net Assets            1.40%           1.40%           1.40%        1.40%         1.40%(e)
---------------------------------------------------------------------------------------------------------
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets             (1.16)%         (1.10)%         (0.89)%      (0.79)%         (0.92)%(e)
---------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate           97.52%          48.87%          57.86%       81.87%          89.96%
---------------------------------------------------------------------------------------------------------

(a)For the period of July 12, 1999 (commencement of operations) through March 31, 2000.
(b)Calculated prior to adjustment for certain book and tax income differences.
(c)Reflects total return for the period; not annualized.
(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(e)Computed on an annualized basis.
(f)Calculated based on average shares outstanding.
(g)For the twelve months ended March 31.

(For a share outstanding throughout the period)


Small Cap Growth Stock Fund
----------------------------------------------------------------------------------------------------
Class B
----------------------------------------------------------------------------------------------------
                               2004/(g)/      2003/(g)/     2002/(g)/    2001/(g)/      2000/(a)/
----------------------------------------------------------------------------------------------------
Selected Per Share Data
Net Asset Value,
  Beginning of Period             $9.95         $13.25         $11.58      $17.57         $10.00
Income from Investment
  Operations:
Net Investment Income (Loss)      (0.23)(f)      (0.19)(f)      (0.11)      (0.23)(f)      (0.10)(b)
Net Realized and Unrealized
  Gain (Loss) on Investments       4.34          (3.11)          1.78       (3.35)          8.09
----------------------------------------------------------------------------------------------------
Total from Investment
  Operations                       4.11          (3.30)          1.67       (3.58)          7.99
----------------------------------------------------------------------------------------------------
Less Distributions:
Distributions from Net
  Investment Income                  --             --             --          --             --
Distributions from Realized
  Gains on Investments               --             --             --       (2.41)         (0.42)
----------------------------------------------------------------------------------------------------
Total Distributions                  --             --             --       (2.41)         (0.42)
----------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                  $14.06          $9.95         $13.25      $11.58         $17.57
----------------------------------------------------------------------------------------------------
Total Return(d)                  41.31%       (24.91)%         14.42%    (21.40)%         80.95%(c)
----------------------------------------------------------------------------------------------------
Ratios and
  Supplemental Data:
Net Assets, End of Period    $6,066,471     $3,673,546     $3,524,523  $2,399,797     $1,892,130
----------------------------------------------------------------------------------------------------
Ratio of Gross Expenses
  to Average Net Assets           2.86%          2.94%          3.11%       3.01%          3.89%(e)
----------------------------------------------------------------------------------------------------
Ratio of Net Expenses
  to Average Net Assets           2.05%          2.05%          2.05%       2.05%          2.05%(e)
----------------------------------------------------------------------------------------------------
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets            (1.81)%        (1.74)%        (1.54)%     (1.44)%        (1.57)%(e)
----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate          97.52%         48.87%         57.86%      81.87%         89.96%
----------------------------------------------------------------------------------------------------

(a)For the period of July 12, 1999 (commencement of operations) through March 31, 2000.
(b)Calculated prior to adjustment for certain book and tax income differences
(c)Reflects total return for the period; not annualized.
(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(e)Computed on an annualized basis.
(f)Calculated based on average shares outstanding.
(g)For the twelve months ended March 31.

                                                                   July 9, 2004

(For a share outstanding throughout the period)


Small Cap Growth Stock Fund
-------------------------------------------
Class C
-------------------------------------------
                               2004/(a)/
-------------------------------------------
Selected Per Share Data
Net Asset Value,
  Beginning of Period            $13.23
Income from Investment
  Operations:
Net Investment Income (Loss)      (0.09)(b)
Net Realized and Unrealized
  Gain (Loss) on Investments       0.92
-------------------------------------------
Total from Investment
  Operations                       0.83
-------------------------------------------
Net Asset Value,
  End of Period                  $14.06
-------------------------------------------
Total Return(c)                   6.27%(d)
-------------------------------------------
Ratios and
  Supplemental Data:
Net Assets, End of Period    $1,326,272
-------------------------------------------
Ratio of Gross Expenses
  to Average Net Assets           3.00%(e)
-------------------------------------------
Ratio of Net Expenses
  to Average Net Assets           2.05%(e)
-------------------------------------------
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets            (1.81)%(e)
-------------------------------------------
Portfolio Turnover Rate          97.52%(f)
-------------------------------------------

(a)For the period of November 17, 2003 (commencement of operations) through March 31, 2004.
(b)Reflects total return for the period; not annualized.
(c)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(d)Computed on an annualized basis.
(e)Calculated based on average shares outstanding.
(f)Portfolio Turnover Rate is for the Fund for the fiscal year ended March 31, 2004.

(For a share outstanding throughout the period)


Aggressive Growth Stock Fund
-----------------------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------------------
                                2004/(a)/        2003/(a)/      2002/(a)/      2001/(a)/       2000/(a)/
-----------------------------------------------------------------------------------------------------------
Selected Per Share Data
Net Asset Value,
  Beginning of Period               $9.83           $12.93          $13.70       $23.23          $13.73
Income from Investment
  Operations:
Net Investment Income
  (Loss)                            (0.09)(b)        (0.09)(b)       (0.09)       (0.11)(b)       (0.21)(c)
Net Realized and Unrealized
  Gain (Loss) on Investments         3.04            (3.01)           0.43        (5.69)          11.82
-----------------------------------------------------------------------------------------------------------
Total from Investment
  Operations                         2.95            (3.10)           0.34        (5.80)          11.61
-----------------------------------------------------------------------------------------------------------
Less Distributions:
Distributions from Realized
  Gains on Investments                 --               --           (1.11)       (3.73)          (2.11)
-----------------------------------------------------------------------------------------------------------
Total Distributions                    --             0.00           (1.11)       (3.73)          (2.11)
-----------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                    $12.78            $9.83          $12.93       $13.70          $23.23
-----------------------------------------------------------------------------------------------------------
Total Return(d)                    30.01%         (23.98)%           2.54%     (28.33)%          87.53%
-----------------------------------------------------------------------------------------------------------
Ratios And
  Supplemental Data:
Net Assets, End of Period    $148,862,056     $105,727,923     $66,061,575  $62,587,176     $84,847,655
-----------------------------------------------------------------------------------------------------------
Ratio of Gross Expenses
  to Average Net Assets             1.40%            1.55%           1.55%        1.45%           1.50%
-----------------------------------------------------------------------------------------------------------
Ratio of Net Expenses
  to Average Net Assets             1.30%            1.30%           1.30%        1.30%           1.30%
-----------------------------------------------------------------------------------------------------------
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets              (0.74)%          (0.86)%         (0.61)%      (0.55)%         (0.82)%
-----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate            71.78%           34.94%          68.02%       63.63%          92.54%
-----------------------------------------------------------------------------------------------------------

(a)For the twelve months ended March 31.
(b)Calculated based on average shares outstanding.
(c)Calculated prior to adjustment for certain book and tax income differences.
(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

                                                                   July 9, 2004

(For a share outstanding throughout the period)


Aggressive Growth Stock Fund
-------------------------------------------------------------------------------------------------------
Class B
-------------------------------------------------------------------------------------------------------
                                2004/(a)/      2003/(a)/     2002/(a)/     2001/(a)/       2000/(a)/
-------------------------------------------------------------------------------------------------------
Selected Per Share Data
Net Asset Value,
  Beginning of Period              $9.49         $12.55          $13.43      $22.86          $13.58
Income from Investment
  Operations:
Net Investment Income (Loss)       (0.16)(a)      (0.16)(b)       (0.09)      (0.24)(b)       (0.27)(c)
Net Realized and Unrealized
  Gain (Loss) on Investments        2.92          (2.90)           0.32       (5.59)          11.59
-------------------------------------------------------------------------------------------------------
Total from Investment
  Operations                        2.76          (3.06)           0.23       (5.83)          11.32
-------------------------------------------------------------------------------------------------------
Less Distributions:
Distributions from Realized
  Gains on Investments                --             --           (1.11)      (3.60)          (2.04)
-------------------------------------------------------------------------------------------------------
Total Distributions                   --             --           (1.11)      (3.60)          (2.04)
-------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                   $12.25          $9.49          $12.55      $13.43          $22.86
-------------------------------------------------------------------------------------------------------
Total Return(d)                   29.08%       (24.38)%           1.75%    (28.78)%          86.13%
-------------------------------------------------------------------------------------------------------
Ratios and
  Supplemental Data:
Net Assets, End of Period    $10,127,796     $7,978,093     $10,302,190  $9,644,517     $11,401,550
-------------------------------------------------------------------------------------------------------
Ratio of Gross Expenses
  to Average Net Assets            2.05%          2.20%           2.20%       2.10%           2.15%
-------------------------------------------------------------------------------------------------------
Ratio of Net Expenses
  to Average Net Assets            1.95%          1.95%           1.95%       1.95%           1.95%
-------------------------------------------------------------------------------------------------------
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets             (1.40)%        (1.52)%         (1.26)%     (1.20)%         (1.47)%
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate           71.78%         34.94%          68.02%      63.63%          92.54%
-------------------------------------------------------------------------------------------------------

(a)For the twelve months ended March 31.
(b)Calculated based on average shares outstanding.
(c)Calculated prior to adjustment for certain book and tax income differences.
(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(For a share outstanding throughout the period)


Aggressive Growth Stock Fund
-------------------------------------------
Class C
-------------------------------------------
                               2004/(a)/
-------------------------------------------
Selected Per Share Data
Net Asset Value,
  Beginning of Period            $11.81
Income from Investment
  Operations:
Net Investment Income (Loss)      (0.05)(b)
Net Realized and Unrealized
  Gain (Loss) on Investments       0.50
-------------------------------------------
Total from Investment
  Operations                       0.45
-------------------------------------------
Net Asset Value,
  End of Period                  $12.26
-------------------------------------------
Total Return(c)                   3.81%(d)
-------------------------------------------
Ratios and
  Supplemental Data:
Net Assets, End of Period    $1,145,328
-------------------------------------------
Ratio of Gross Expenses
  to Average Net Assets           2.08%(e)
-------------------------------------------
Ratio of Net Expenses
  to Average Net Assets           1.95%(e)
-------------------------------------------
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets            (1.13)%(e)
-------------------------------------------
Portfolio Turnover Rate          71.78%(f)
-------------------------------------------

(a)For the period of November 17, 2003 (commencement of operations) through March 31, 2004.
(b)Calculated based on average shares outstanding.
(c)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(d)Reflects total return for the period; not annualized.
(e)Computed on an annualized basis.
(f)Portfolio Turnover Rate is for the Fund for the fiscal year ended March 31, 2004.

                                                                   July 9, 2004

(For a share outstanding throughout the period)



International Equity Fund
-------------------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------------------
                                2004/(a)/       2003/(a)/     2002/(a)/     2001/(a)/      2000/(a)/
-------------------------------------------------------------------------------------------------------
Selected Per Share Data
Net Asset Value,
  Beginning of Period               $6.22           $8.70          $8.89       $10.49          $9.09
Income from Investment
  Operations:
Net Investment Income (Loss)         0.10(b)         0.07(b)        0.06         0.10(b)        0.15(c)
Net Realized and Unrealized
  Gain (Loss) on Investments         3.42           (2.51)         (0.21)       (1.13)          1.39
-------------------------------------------------------------------------------------------------------
Total from Investment
  Operations                         3.52           (2.44)         (0.15)       (1.03)          1.54
-------------------------------------------------------------------------------------------------------
Less Distributions:
Distributions from Net
  Investment Income                 (0.10)          (0.04)         (0.04)       (0.08)        (0.13)
Distributions from Realized
  Gains on Investments                 --              --             --        (0.49)        (0.01)
-------------------------------------------------------------------------------------------------------
Total Distributions                 (0.10)          (0.04)         (0.04)       (0.57)        (0.14)
-------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                     $9.64           $6.22          $8.70        $8.89         $10.49
-------------------------------------------------------------------------------------------------------
Total Return(d)                    56.65%        (28.10)%        (1.65)%     (10.29)%         16.91%
-------------------------------------------------------------------------------------------------------
Ratios and
  Supplemental Data:
Net Assets, End of Period    $174,387,093    $105,861,756    $57,773,303  $31,268,590    $34,368,631
-------------------------------------------------------------------------------------------------------
Ratio of Gross Expenses
  to Average Net Assets             1.47%           1.66%          1.79%        1.83%          1.86%
-------------------------------------------------------------------------------------------------------
Ratio of Net Expenses
  to Average Net Assets             1.47%           1.65%          1.65%        1.65%          1.65%
-------------------------------------------------------------------------------------------------------
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                1.13%           0.89%          0.74%        1.02%          1.07%
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate             9.66%          17.59%         21.11%       24.74%         23.99%
-------------------------------------------------------------------------------------------------------

(a)For the twelve months ended March 31.
(b)Calculated based on average shares outstanding.
(c)Calculated prior to adjustment for certain book and tax income differences.
(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(For a share outstanding throughout the period)


International Equity Fund
--------------------------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------------------------
                               2004/(a)/     2003/(a)/     2002/(a)/     2001/(a)/     2000/(a)/
--------------------------------------------------------------------------------------------------
Selected Per Share Data
Net Asset Value,
  Beginning of Period             $6.14         $8.61         $8.82        $10.40         $9.03
Income from Investment
  Operations:
Net Investment Income (Loss)       0.04(b)       0.01(b)       0.00(e)       0.04(b)       0.07(c)
Net Realized and Unrealized
  Gain (Loss) on Investments       3.39         (2.48)        (0.21)        (1.12)         1.39
--------------------------------------------------------------------------------------------------
Total from Investment
  Operations                       3.43         (2.47)        (0.21)        (1.08)         1.46
--------------------------------------------------------------------------------------------------
Less Distributions:
Distributions from Net
  Investment Income               (0.05)           --            --         (0.01)        (0.08)
Distributions from Realized
  Gains on Investments               --            --            --         (0.49)        (0.01)
--------------------------------------------------------------------------------------------------
Total Distributions               (0.05)           --            --         (0.50)        (0.09)
--------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                   $9.52         $6.14         $8.61         $8.82        $10.40
--------------------------------------------------------------------------------------------------
Total Return(d)                  55.86%      (28.69)%       (2.38)%      (10.76)%        16.10%
--------------------------------------------------------------------------------------------------
Ratios and
  Supplemental Data:
Net Assets, End of Period    $4,490,545    $3,010,809    $4,144,915    $4,083,975    $4,060,630
--------------------------------------------------------------------------------------------------
Ratio of Gross Expenses
  to Average Net Assets           2.11%         2.31%         2.44%         2.48%         2.51%
--------------------------------------------------------------------------------------------------
Ratio of Net Expenses
  to Average Net Assets           2.11%         2.30%         2.30%         2.30%         2.30%
--------------------------------------------------------------------------------------------------
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets              0.52%         0.10%         0.09%         0.37%         0.42%
--------------------------------------------------------------------------------------------------
Portfolio Turnover Rate           9.66%        17.59%        21.11%        24.74%        23.99%
--------------------------------------------------------------------------------------------------

(a)For the twelve months ended March 31.
(b)Calculated based on average shares outstanding.
(c)Calculated prior to adjustment for certain book and tax income differences.
(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(e)Amount is less than $0.005.

                                                                   July 9, 2004

(For a share outstanding throughout the period)



Index 400 Stock Fund
-------------------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------------------
                                2004/(g)/       2003/(g)/     2002/(g)/     2001/(g)/      2000/(a)/
-------------------------------------------------------------------------------------------------------
Selected Per Share Data
Net Asset Value,
  Beginning of Period               $8.23          $11.09          $9.43       $11.86         $10.00
Income from Investment
  Operations:
Net Investment Income (Loss)         0.02(f)         0.02(f)        0.01         0.07(f)        0.04(b)
Net Realized and Unrealized
  Gain (Loss) on Investments         3.88           (2.66)          1.75        (0.89)          1.93
-------------------------------------------------------------------------------------------------------
Total from Investment
  Operations                         3.90           (2.64)          1.76        (0.82)          1.97
-------------------------------------------------------------------------------------------------------
Less Distributions:
Distributions from Net
  Investment Income                 (0.02)           0.00(h)       (0.03)       (0.06)         (0.05)
Distributions from Realized
  Gains on Investments              (0.14)          (0.22)         (0.07)       (1.55)         (0.06)
-------------------------------------------------------------------------------------------------------
Total Distributions                 (0.16)          (0.22)         (0.10)       (1.61)         (0.11)
-------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                    $11.97           $8.23         $11.09        $9.43         $11.86
-------------------------------------------------------------------------------------------------------
Total Return(d)                    47.47%        (23.95)%         18.65%      (7.61)%         19.81%(c)
-------------------------------------------------------------------------------------------------------
Ratios and
  Supplemental Data:
Net Assets, End of Period    $165,171,643    $106,622,917    $67,265,391  $32,728,623    $32,001,909
-------------------------------------------------------------------------------------------------------
Ratio of Gross Expenses
  to Average Net Assets             0.99%           1.17%          1.18%        1.34%          1.61%(e)
-------------------------------------------------------------------------------------------------------
Ratio of Net Expenses
  to Average Net Assets             0.95%           0.95%          0.95%        0.95%          0.95%(e)
-------------------------------------------------------------------------------------------------------
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                0.22%           0.24%          0.26%        0.59%          0.55%(e)
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate             8.55%          15.27%         28.82%       45.24%         35.40%
-------------------------------------------------------------------------------------------------------

(a)For the period of July 12, 1999 (commencement of operations) through March 31, 2000.
(b)Calculated prior to adjustment for certain book and tax income differences.
(c)Reflects total return for the period; not annualized.
(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(e)Computed on an annualized basis.
(f)Calculated based on average shares outstanding.
(g)For the twelve months ended March 31.
(h)Amount is less than $0.005.

(For a share outstanding throughout the period)


Index 400 Stock Fund
----------------------------------------------------------------------------------------------------
Class B
----------------------------------------------------------------------------------------------------
                                2004/(g)/      2003/(g)/     2002/(g)/    2001/(g)/      2000/(a)/
----------------------------------------------------------------------------------------------------
Selected Per Share Data
Net Asset Value,
  Beginning of Period              $8.12         $11.01          $9.40      $11.84         $10.00
Income from
  Investment Operations:
Net Investment Income (Loss)       (0.04)(f)      (0.04)(f)      (0.01)      (0.01)(f)       0.00(b)
Net Realized and Unrealized
  Gain (Loss) on Investments        3.81          (2.63)          1.69       (0.87)          1.93
----------------------------------------------------------------------------------------------------
Total from Investment
  Operations                        3.77          (2.67)          1.68       (0.88)          1.93
----------------------------------------------------------------------------------------------------
Less Distributions:
Distributions from Net
  Investment Income                   --             --             --       (0.01)         (0.03)
Distributions from Realized
  Gains on Investments             (0.14)         (0.22)         (0.07)      (1.55)         (0.06)
----------------------------------------------------------------------------------------------------
Total Distributions                (0.14)         (0.22)         (0.07)      (1.56)         (0.09)
----------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                   $11.75          $8.12         $11.01       $9.40         $11.84
----------------------------------------------------------------------------------------------------
Total Return(d)                   46.46%       (24.41)%         17.88%     (8.13)%         19.38%(c)
----------------------------------------------------------------------------------------------------
Ratios and
  Supplemental Data:
Net Assets, End of Period    $10,401,907     $7,358,667     $8,276,961  $5,115,830     $3,602,444
----------------------------------------------------------------------------------------------------
Ratio of Gross Expenses
  to Average Net Assets            1.64%          1.82%          1.83%       1.99%          2.24%(e)
----------------------------------------------------------------------------------------------------
Ratio of Net Expenses
  to Average Net Assets            1.60%          1.60%          1.60%       1.60%          1.60%(e)
----------------------------------------------------------------------------------------------------
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets             (0.43)%        (0.42)%        (0.39)%     (0.06)%        (0.10)%(e)
----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate            8.55%         15.27%         28.82%      45.24%         35.40%
----------------------------------------------------------------------------------------------------

(a)For the period of July 12, 1999 (commencement of operations) through March 31, 2000.
(b)Calculated prior to adjustment for certain book and tax income differences.
(c)Reflects total return for the period; not annualized.
(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(e)Computed on an annualized basis.
(f)Calculated based on average shares outstanding.
(g)For the twelve months ended March 31.

                                                                   July 9, 2004

(For a share outstanding throughout the period)


Growth Stock Fund
------------------------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------------------------
                                2004/(a)/        2003/(a)/        2002/(a)/      2001/(a)/      2000/(a)/
------------------------------------------------------------------------------------------------------------
Selected Per Share Data
Net Asset Value,
  Beginning of Period              $10.45           $13.80          $13.98          $19.01         $15.86
Income from Investment
  Operations:
Net Investment Income
  (Loss)                            (0.02)(b)        (0.01)(b)       (0.00)(e)        0.03(b)        0.05(c)
Net Realized and Unrealized
  Gain (Loss) on Investments         2.41            (3.34)          (0.17)          (3.64)          4.27
------------------------------------------------------------------------------------------------------------
Total from Investment
  Operations                         2.39            (3.35)          (0.17)          (3.61)          4.32
------------------------------------------------------------------------------------------------------------
Less Distributions:
Distributions from Net
  Investment Income                    --               --           (0.01)          (0.03)         (0.06)
Distributions from Realized
  Gains on Investments                 --               --              __           (1.39)         (1.11)
------------------------------------------------------------------------------------------------------------
Total Distributions                    --               --           (0.01)          (1.42)         (1.17)
------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                    $12.84           $10.45          $13.80          $13.98         $19.01
------------------------------------------------------------------------------------------------------------
Total Return(d)                    22.87%         (24.28)%         (1.23)%        (20.06)%         27.78%
------------------------------------------------------------------------------------------------------------
Ratios and
  Supplemental Data:
Net Assets, End of Period    $132,685,612     $104,964,515     $58,366,236     $53,463,138    $65,591,773
------------------------------------------------------------------------------------------------------------
Ratio of Gross Expenses
  to Average Net Assets             1.38%            1.53%           1.55%           1.48%          1.50%
------------------------------------------------------------------------------------------------------------
Ratio of Net Expenses
  to Average Net Assets             1.30%            1.30%           1.30%           1.30%          1.30%
------------------------------------------------------------------------------------------------------------
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets              (0.14)%          (0.09)%           0.04%           0.17%          0.28%
------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate            42.08%           21.65%          28.67%          28.75%         35.34%
------------------------------------------------------------------------------------------------------------

(a)For the twelve months ended March 31.
(b)Calculated based on average shares outstanding.
(c)Calculated prior to adjustment for certain book and tax income differences.
(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(e)Amount is less than $0.005.

(For a share outstanding throughout the period)



Growth Stock Fund
----------------------------------------------------------------------------------------------------
Class B
----------------------------------------------------------------------------------------------------
                               2004/(a)/      2003/(a)/     2002/(a)/    2001/(a)/      2000/(a)/
----------------------------------------------------------------------------------------------------
Selected Per Share Data
Net Asset Value,
  Beginning of Period            $10.19         $13.55         $13.81      $18.81         $15.73
Income from Investment
  Operations:
Net Investment Income (Loss)      (0.09)(b)      (0.08)(b)      (0.01)      (0.08)(b)      (0.05)(c)
Net Realized and Unrealized
  Gain (Loss) on Investments       2.34          (3.28)         (0.25)      (3.61)          4.22
----------------------------------------------------------------------------------------------------
Total from Investment
  Operations                       2.25          (3.36)         (0.26)      (3.69)          4.17
----------------------------------------------------------------------------------------------------
Less Distributions:
Distributions from Net
  Investment Income                  --             --             --          --             --
Distributions from Realized
  Gains on Investments               --             --             --       (1.31)         (1.09)
----------------------------------------------------------------------------------------------------
Total Distributions                  --             --             --       (1.31)         (1.09)
----------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                  $12.44         $10.19         $13.55      $13.81         $18.81
----------------------------------------------------------------------------------------------------
Total Return(d)                  22.08%       (24.80)%        (1.88)%    (20.61)%         27.02%
----------------------------------------------------------------------------------------------------
Ratios and
  Supplemental Data:
Net Assets, End of Period    $6,854,446     $5,371,324     $6,437,210  $6,032,118     $6,301,198
----------------------------------------------------------------------------------------------------
Ratio of Gross Expenses
  to Average Net Assets           2.03%          2.18%          2.20%       2.13%          2.15%
----------------------------------------------------------------------------------------------------
Ratio of Net Expenses
  to Average Net Assets           1.95%          1.95%          1.95%       1.95%          1.95%
----------------------------------------------------------------------------------------------------
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets            (0.79)%        (0.75)%        (0.61)%     (0.48)%        (0.37)%
----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate          42.08%         21.65%         28.67%      28.75%         35.34%
----------------------------------------------------------------------------------------------------

(a)For the twelve months ended March 31.
(b)Calculated based on average shares outstanding.
(c)Calculated prior to adjustment for certain book and tax income differences.
(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

                                                                   July 9, 2004

(For a share outstanding throughout the period)


                  Growth Stock Fund
                  -------------------------------------------
                  Class C
                  -------------------------------------------
                                                 2004/(a)/
                  -------------------------------------------
                  Selected Per Share Data
                  Net Asset Value,
                    Beginning of Period            $11.81
                  Income from Investment
                    Operations:
                  Net Investment Income (Loss)      (0.04)(b)
                  Net Realized and Unrealized
                    Gain (Loss) on Investments       0.67
                  -------------------------------------------
                  Total from Investment
                    Operations                       0.63
                  -------------------------------------------
                  Net Asset Value,
                    End of Period                  $12.44
                  -------------------------------------------
                  Total Return(c)                   5.33%(d)
                  -------------------------------------------
                  Ratios and
                    Supplemental Data:
                  Net Assets, End of Period    $1,068.940
                  -------------------------------------------
                  Ratio of Gross Expenses
                    to Average Net Assets           2.05%(e)
                  -------------------------------------------
                  Ratio of Net Expenses
                    to Average Net Assets           1.95%(e)
                  -------------------------------------------
                  Ratio of Net Investment
                    Income (Loss) to
                    Average Net Assets            (0.91)%(e)
                  -------------------------------------------
                  Portfolio Turnover Rate          42.08%(f)
                  -------------------------------------------

(a)For the period of November 17, 2003 (commencement of operations) through March 31, 2004.
(b)Calculated based on average shares outstanding.
(c)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(d)Reflects total return for the period; not annualized.
(e)Computed on an annualized basis.
(f)Portfolio Turnover Rate is for the Fund for the fiscal year ended March 31, 2004.

(For a share outstanding throughout the period)


Large Cap Core Stock Fund
-------------------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------------------
                                2004/(a)/       2003/(a)/     2002/(a)/     2001/(a)/      2000/(a)/
-------------------------------------------------------------------------------------------------------
Selected Per Share Data
Net Asset Value,
  Beginning of Period               $6.83           $9.52          $9.66       $12.45         $11.96
Income from Investment
  Operations:
Net Investment Income (Loss)         0.02(b)         0.03(b)        0.01         0.01(b)        0.02(c)
Net Realized and Unrealized
  Gain (Loss) on Investments         1.85           (2.71)         (0.14)       (2.51)          1.14
-------------------------------------------------------------------------------------------------------
Total from Investment
  Operations                         1.87           (2.68)         (0.13)       (2.50)          1.16
-------------------------------------------------------------------------------------------------------
Less Distributions:
Distributions from Net
  Investment Income                 (0.02)          (0.01)         (0.01)       (0.03)            --
Distributions from Realized
  Gains on Investments                 --              --             --        (0.26)         (0.67)
-------------------------------------------------------------------------------------------------------
Total Distributions                 (0.02)          (0.01)         (0.01)       (0.29)         (0.67)
-------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                     $8.68           $6.83          $9.52        $9.66         $12.45
-------------------------------------------------------------------------------------------------------
Total Return(d)                    27.38%        (28.11)%(e)     (1.37)%     (20.37)%          9.95%
-------------------------------------------------------------------------------------------------------
Ratios and
  Supplemental Data:
Net Assets, End of Period    $135,609,525    $105,197,167    $56,672,508  $40,566,183    $51,513,192
-------------------------------------------------------------------------------------------------------
Ratio of Gross Expenses
  to Average Net Assets             1.25%           1.39%          1.40%        1.41%          1.44%
-------------------------------------------------------------------------------------------------------
Ratio of Net Expenses
  to Average Net Assets             1.20%           1.20%          1.20%        1.20%          1.20%
-------------------------------------------------------------------------------------------------------
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                0.26%           0.34%          0.15%        0.07%          0.19%
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate            28.58%          64.36%         36.63%       45.44%         89.66%
-------------------------------------------------------------------------------------------------------

(a)For the twelve months ended March 31.
(b)Calculated based on average shares outstanding.
(c)Calculated prior to adjustment for certain book and tax income differences.
(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(e)Effective January 31, 2003, Mason Street Advisors assumed the day-to-day management of the Fund.

                                                                   July 9, 2004

(For a share outstanding throughout the period)



Large Cap Core Stock Fund
------------------------------------------------------------------------------------------------------
Class B
------------------------------------------------------------------------------------------------------
                               2004/(a)/      2003/(a)/      2002/(a)/     2001/(a)/      2000/(a)/
------------------------------------------------------------------------------------------------------
Selected Per Share Data
Net Asset Value,
  Beginning of Period             $6.65          $9.31          $9.50        $12.25         $11.85
Income from Investment
  Operations:
Net Investment Income (Loss)      (0.03)(b)      (0.02)(b)       0.00(f)      (0.07)(b)      (0.04)(c)
Net Realized and Unrealized
  Gain (Loss) on Investments       1.78          (2.64)         (0.19)        (2.47)          1.11
------------------------------------------------------------------------------------------------------
Total from Investment
  Operations                       1.75          (2.66)         (0.19)        (2.54)          1.07
------------------------------------------------------------------------------------------------------
Less Distributions:
Distributions from Realized
  Gains on Investments               --             --             --         (0.21)         (0.67)
------------------------------------------------------------------------------------------------------
Total Distributions                  --             --             --         (0.21)         (0.67)
------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                   $8.40          $6.65          $9.31         $9.50         $12.25
------------------------------------------------------------------------------------------------------
Total Return(d)                  26.32%       (28.57)%(e)     (2.00)%      (20.89)%          9.28%
------------------------------------------------------------------------------------------------------
Ratios and
  Supplemental Data:
Net Assets, End of Period    $4,271,589     $3,495,958     $5,230,425    $5,195,277     $6,235,397
------------------------------------------------------------------------------------------------------
Ratio of Gross Expenses
  to Average Net Assets           1.90%          2.04%          2.05%         2.06%          2.10%
------------------------------------------------------------------------------------------------------
Ratio of Net Expenses
  to Average Net Assets           1.85%          1.85%          1.85%         1.85%          1.85%
------------------------------------------------------------------------------------------------------
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets            (0.39)%        (0.33)%        (0.50)%       (0.58)%        (0.46)%
------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate          28.58%         64.36%         36.63%        45.44%         89.66%
------------------------------------------------------------------------------------------------------

(a)For the twelve months ended March 31.
(b)Calculated based on average shares outstanding.
(c)Calculated prior to adjustment for certain book and tax income differences.
(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(e)Effective January 31, 2003, Mason Street Advisors assumed the day-to-day management of the Fund.
(f)Amount is less than $0.005.

(For a share outstanding throughout the period)


Index 500 Stock Fund
-------------------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------------------
                                2004/(a)/       2003/(a)/     2002/(a)/     2001/(a)/      2000/(a)/
-------------------------------------------------------------------------------------------------------
Selected Per Share Data
Net Asset Value,
  Beginning of Period              $10.51          $14.17         $14.33       $19.25         $16.80
Income from Investment
  Operations:
Net Investment Income (Loss)         0.11(b)         0.10(b)        0.08         0.13(b)        0.10(c)
Net Realized and Unrealized
  Gain (Loss) on Investments         3.46           (3.68)         (0.16)       (4.26)          2.77
-------------------------------------------------------------------------------------------------------
Total from Investment
  Operations                         3.57           (3.58)         (0.08)       (4.13)          2.87
-------------------------------------------------------------------------------------------------------
Less Distributions:
Distributions from Net
  Investment Income                 (0.10)          (0.08)         (0.08)       (0.13)         (0.13)
Distributions from Realized
  Gains on Investments                 --              --             --        (0.66)         (0.29)
-------------------------------------------------------------------------------------------------------
Total Distributions                 (0.10)          (0.08)         (0.08)       (0.79)         (0.42)
-------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                    $13.98          $10.51         $14.17       $14.33         $19.25
-------------------------------------------------------------------------------------------------------
Total Return(d)                    34.00%        (25.28)%        (0.55)%     (21.99)%         17.15%
-------------------------------------------------------------------------------------------------------
Ratios and
  Supplemental Data:
Net Assets, End of Period    $144,419,306    $105,282,622    $59,121,179  $54,600,926    $66,308,048
-------------------------------------------------------------------------------------------------------
Ratio of Gross Expenses
  to Average Net Assets             0.96%           1.18%          1.18%        1.10%          1.04%
-------------------------------------------------------------------------------------------------------
Ratio of Net Expenses
  to Average Net Assets             0.85%           0.85%          0.85%        0.85%          0.85%
-------------------------------------------------------------------------------------------------------
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                0.87%           0.90%          0.59%        0.73%          0.57%
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate             1.35%          12.65%          1.93%       11.64%         19.61%
-------------------------------------------------------------------------------------------------------

(a)For the twelve months ended March 31.
(b)Calculated based on average shares outstanding.
(c)Calculated prior to adjustment for certain book and tax income differences.
(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

                                                                   July 9, 2004

(For a share outstanding throughout the period)



Index 500 Stock fund
---------------------------------------------------------------------------------------------------------
Class B
---------------------------------------------------------------------------------------------------------
                               2004/(a)/      2003/(a)/       2002/(a)/      2001/(a)/       2000/(a)/
---------------------------------------------------------------------------------------------------------
Selected Per Share Data
Net Asset Value,
  Beginning of Period             $10.41         $14.01         $14.18          $19.02         $16.65
Income from Investment
  Operations:
Net Investment Income (Loss)        0.03(b)        0.03(b)       (0.00)(e)        0.01(b)       (0.01)(c)
Net Realized and Unrealized
  Gain (Loss) on Investments        3.41          (3.63)         (0.17)          (4.17)          2.72
---------------------------------------------------------------------------------------------------------
Total from Investment
  Operations                        3.44          (3.60)         (0.17)          (4.16)          2.71
---------------------------------------------------------------------------------------------------------
Less Distributions:
Distributions from Net
  Investment Income                (0.02)            --             --           (0.02)         (0.05)
Distributions from Realized
  Gains on Investments                --             --             --           (0.66)         (0.29)
---------------------------------------------------------------------------------------------------------
Total Distributions                (0.02)            --             --           (0.68)         (0.34)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                   $13.83         $10.41         $14.01          $14.18         $19.02
---------------------------------------------------------------------------------------------------------
Total Return(d)                   33.06%       (25.70)%        (1.20)%        (22.33)%         16.30%
---------------------------------------------------------------------------------------------------------
Ratios and
  Supplemental Data:
Net Assets, End of Period    $27,070,261    $20,849,614    $29,624,997     $27,436,153    $31,609,672
---------------------------------------------------------------------------------------------------------
Ratio of Gross Expenses
  to Average Net Assets            1.61%          1.83%          1.83%           1.75%          1.72%
---------------------------------------------------------------------------------------------------------
Ratio of Net Expenses
  to Average Net Assets            1.50%          1.50%          1.50%           1.50%          1.50%
---------------------------------------------------------------------------------------------------------
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets               0.22%          0.23%          (0.06)%         0.08%        (0.08)%
---------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate            1.35%         12.65%          1.93%          11.64%         19.61%
---------------------------------------------------------------------------------------------------------

(a)For the twelve months ended March 31.
(b)Calculated based on average shares outstanding.
(c)Calculated prior to adjustment for certain book and tax income differences.
(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(e)Amount is less than $0.005.

(For a share outstanding throughout the period)


Asset Allocation Fund
----------------------------------------------------------------------------------------------------------
Class A
----------------------------------------------------------------------------------------------------------
                                2004/(a)/       2003/(a)/       2002/(a)/      2001/(a)/      2000/(a)/
----------------------------------------------------------------------------------------------------------
Selected Per Share Data
Net Asset Value,
  Beginning of Period              $10.29          $12.14         $12.19          $14.93         $12.49
Income from Investment
  Operations:
Net Investment Income (Loss)         0.14(b)         0.22(b)        0.27            0.41(b)        0.39(c)
Net Realized and Unrealized
  Gain (Loss) on Investments         2.38           (1.86)         (0.02)          (1.41)          3.41
----------------------------------------------------------------------------------------------------------
Total from Investment
  Operations                         2.52           (1.64)          0.25           (1.00)          3.80
----------------------------------------------------------------------------------------------------------
Less Distributions:
Distributions from Net
  Investment Income                 (0.13)          (0.21)         (0.30)          (0.40)         (0.37)
Distributions from Realized
  Gains on Investments                 --              --          (0.00)(e)       (1.34)         (0.99)
----------------------------------------------------------------------------------------------------------
Total Distributions                 (0.13)          (0.21)         (0.30)          (1.74)         (1.36)
----------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                    $12.68          $10.29         $12.14          $12.19         $14.93
----------------------------------------------------------------------------------------------------------
Total Return(d)                    24.55%        (13.49)%          2.12%         (7.55)%         31.38%
----------------------------------------------------------------------------------------------------------
Ratios and
  Supplemental Data:
Net Assets, End of Period    $156,112,964    $105,530,643    $61,979,437     $54,684,610    $56,394,478
----------------------------------------------------------------------------------------------------------
Ratio of Gross Expenses
  to Average Net Assets             1.45%           1.58%          1.52%           1.47%          1.57%
----------------------------------------------------------------------------------------------------------
Ratio of Net Expenses
  to Average Net Assets             1.35%           1.35%          1.35%           1.35%          1.35%
----------------------------------------------------------------------------------------------------------
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                1.18%           2.03%          2.38%           2.90%          2.90%
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate            81.55%          82.84%         77.28%         130.37%        115.67%
----------------------------------------------------------------------------------------------------------

(a)For the twelve months ended March 31.
(b)Calculated based on average shares outstanding.
(c)Calculated prior to adjustment for certain book and tax income differences.
(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(e)Amount is less than $0.005.

                                                                   July 9, 2004

(For a share outstanding throughout the period)


Asset Allocation Fund
-----------------------------------------------------------------------------------------------------
Class B
-----------------------------------------------------------------------------------------------------
                               2004/(a)/      2003/(a)/     2002/(a)/     2001/(a)/      2000/(a)/
-----------------------------------------------------------------------------------------------------
Selected Per Share Data
Net Asset Value,
  Beginning of Period             $10.12         $11.95         $12.03       $14.76         $12.39
Income from Investment
  Operations:
Net Investment Income (Loss)        0.06(b)        0.15(b)        0.20         0.32(b)        0.32(c)
Net Realized and Unrealized
  Gain (Loss) on Investments        2.34          (1.83)         (0.05)       (1.39)          3.35
-----------------------------------------------------------------------------------------------------
Total from Investment
  Operations                        2.40          (1.68)          0.15        (1.07)          3.67
-----------------------------------------------------------------------------------------------------
Less Distributions:
Distributions from Net
  Investment Income                (0.07)         (0.15)         (0.23)       (0.32)         (0.31)
Distributions from Realized
  Gains on Investments                --             --             --        (1.34)         (0.99)
-----------------------------------------------------------------------------------------------------
Total Distributions                (0.07)         (0.15)         (0.23)       (1.66)         (1.30)
-----------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                   $12.45         $10.12         $11.95       $12.03         $14.76
-----------------------------------------------------------------------------------------------------
Total Return(d)                   23.72%       (14.08)%          1.30%      (8.10)%         30.47%
-----------------------------------------------------------------------------------------------------
Ratios and
  Supplemental Data:
Net Assets, End of Period    $22,698,541    $16,175,094    $15,116,310  $12,614,937    $11,039,829
-----------------------------------------------------------------------------------------------------
Ratio of Gross Expenses
  to Average Net Assets            2.10%          2.23%          2.17%        2.12%          2.22%
-----------------------------------------------------------------------------------------------------
Ratio of Net Expenses
  to Average Net Assets            2.00%          2.00%          2.00%        2.00%          2.00%
-----------------------------------------------------------------------------------------------------
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets               0.53%          1.41%          1.73%        2.25%          2.25%
-----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate           81.55%         82.84%         77.28%      130.37%        115.67%
-----------------------------------------------------------------------------------------------------

(a)For the twelve months ended March 31.
(b)Calculated based on average shares outstanding.
(c)Calculated prior to adjustment for certain book and tax income differences.
(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(For a share outstanding throughout the period)



Asset Allocation Fund
----------------------------------------
Class C
----------------------------------------
                              2004/(a)/
----------------------------------------
Selected Per Share Data
Net Asset Value,
  Beginning of Period            $11.83
Income from Investment
  Operations:
Net Investment Income (Loss)     0.01(b)
Net Realized and Unrealized
  Gain (Loss) on Investments       0.68
----------------------------------------
Total from Investment
  Operations                       0.69
----------------------------------------
Less Distributions:
Distributions from Net
  Investment Income               (0.07)
----------------------------------------
Total Distributions               (0.07)
----------------------------------------
Net Asset Value,
  End of Period                  $12.45
----------------------------------------
Total Return(c)                 5.83%(d)
----------------------------------------
Ratios and
  Supplemental Data:
Net Assets, End of Period    $1,471,762
----------------------------------------
Ratio of Gross Expenses
  to Average Net Assets         2.03%(e)
----------------------------------------
Ratio of Net Expenses
  to Average Net Assets         2.00%(e)
----------------------------------------
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets            0.28%(e)
----------------------------------------
Portfolio Turnover Rate        81.55%(f)
----------------------------------------

(a)For the period of November 17, 2003 (commencement of operations) through March 31, 2004.
(b)Calculated based on average shares outstanding.
(c)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(d)Reflects total return for the period; not annualized.
(e)Computed on an annualized basis.
(f)Portfolio Turnover Rate is for the Fund for the fiscal year ended March 31, 2004.

                                                                   July 9, 2004

(For a share outstanding throughout the period)


High Yield Bond Fund
-------------------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------------------
                                2004/(a)/       2003/(a)/     2002/(a)/     2001/(a)/      2000/(a)/
-------------------------------------------------------------------------------------------------------
Selected Per Share Data
Net Asset Value,
  Beginning of Period               $6.25           $6.79          $7.49        $7.94          $8.77
Income from Investment
  Operations:
Net Investment Income
  (Loss)                             0.50(b)         0.57(b)        0.68         0.78(b)        0.85(c)
Net Realized and Unrealized
  Gain (Loss) on Investments         0.88           (0.53)         (0.69)       (0.46)         (0.83)
-------------------------------------------------------------------------------------------------------
Total from Investment
  Operations                         1.38            0.04          (0.01)        0.32           0.02
-------------------------------------------------------------------------------------------------------
Less Distributions:
Distributions from Net
  Investment Income                 (0.50)          (0.58)         (0.69)       (0.77)         (0.85)
-------------------------------------------------------------------------------------------------------
Total Distributions                 (0.50)          (0.58)         (0.69)       (0.77)         (0.85)
-------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                     $7.13           $6.25          $6.79        $7.49          $7.94
-------------------------------------------------------------------------------------------------------
Total Return(d)                    22.79%           1.15%        (0.08)%        4.42%          0.12%
-------------------------------------------------------------------------------------------------------
Ratios and
  Supplemental Data:
Net Assets, End of Period    $140,330,099    $107,050,590    $53,505,726  $37,065,041    $34,696,895
-------------------------------------------------------------------------------------------------------
Ratio of Gross Expenses
  to Average Net Assets             1.35%           1.46%          1.50%        1.55%          1.60%
-------------------------------------------------------------------------------------------------------
Ratio of Net Expenses
  to Average Net Assets             1.30%           1.30%          1.30%        1.30%          1.30%
-------------------------------------------------------------------------------------------------------
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                7.29%           9.24%          9.66%       10.15%         10.05%
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate           199.27%          78.07%         86.85%      127.47%        193.63%
-------------------------------------------------------------------------------------------------------

(a)For the twelve months ended March 31.
(b)Calculated based on average shares outstanding.
(c)Calculated prior to adjustment for certain book and tax income differences.
(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(For a share outstanding throughout the period)



High Yield Bond Fund
------------------------------------------------------------------------------------------------
Class B
------------------------------------------------------------------------------------------------
                               2004/(a)/     2003/(a)/    2002/(a)/    2001/(a)/     2000/(a)/
------------------------------------------------------------------------------------------------
Selected Per Share Data
Net Asset Value,
  Beginning of Period             $6.24         $6.78         $7.49       $7.93         $8.76
Income from Investment
  Operations:
Net Investment Income (Loss)       0.45(b)       0.53(b)       0.63        0.73(b)       0.80(c)
Net Realized and Unrealized
  Gain (Loss) on Investments       0.90         (0.53)        (0.70)      (0.45)        (0.83)
------------------------------------------------------------------------------------------------
Total from Investment
  Operations                       1.35            --         (0.07)       0.28         (0.03)
------------------------------------------------------------------------------------------------
Less Distributions:
Distributions from Net
  Investment Income               (0.46)        (0.54)        (0.64)      (0.72)        (0.80)
------------------------------------------------------------------------------------------------
Total Distributions               (0.46)        (0.54)        (0.64)      (0.72)        (0.80)
------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                   $7.13         $6.24         $6.78       $7.49         $7.93
------------------------------------------------------------------------------------------------
Total Return(d)                  22.19%         0.48%       (0.87)%       3.88%       (0.54)%
------------------------------------------------------------------------------------------------
Ratios and
  Supplemental Data:
Net Assets, End of Period    $5,316,196    $4,243,051    $3,843,405  $3,745,575    $4,622,028
------------------------------------------------------------------------------------------------
Ratio of Gross Expenses
  to Average Net Assets           2.00%         2.11%         2.15%       2.20%         2.25%
------------------------------------------------------------------------------------------------
Ratio of Net Expenses
  to Average Net Assets           1.95%         1.95%         1.95%       1.95%         1.95%
------------------------------------------------------------------------------------------------
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets              6.63%         8.64%         9.01%       9.50%         9.40%
------------------------------------------------------------------------------------------------
Portfolio Turnover Rate         199.27%        78.07%        86.85%     127.47%       193.63%
------------------------------------------------------------------------------------------------

(a)For the twelve months ended March 31.
(b)Calculated based on average shares outstanding.
(c)Calculated prior to adjustment for certain book and tax income differences.
(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

                                                                   July 9, 2004

(For a share outstanding throughout the period)


High Yield Bond Fund
------------------------------------------
Class C
------------------------------------------
                               2004/(a)/
------------------------------------------
Selected Per Share Data
Net Asset Value,
  Beginning of Period             $6.89
Income from Investment
  Operations:
Net Investment Income (Loss)       0.16(b)
Net Realized and Unrealized
  Gain (Loss) on Investments       0.23
------------------------------------------
Total from Investment
  Operations                       0.39
------------------------------------------
Less Distributions:
Distributions from Net
  Investment Income               (0.16)
------------------------------------------
Total Distributions               (0.16)
------------------------------------------
Net Asset Value,
  End of Period                   $7.12(d)
------------------------------------------
Total Return(c)                   5.76%
------------------------------------------
Ratios and
  Supplemental Data:
Net Assets, End of Period    $1,174,405
------------------------------------------
Ratio of Gross Expenses
  to Average Net Assets           2.03%(e)
------------------------------------------
Ratio of Net Expenses
  to Average Net Assets           1.95%(e)
------------------------------------------
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets              6.20%(e)
------------------------------------------
Portfolio Turnover Rate         199.27%(f)
------------------------------------------

(a)For the period of November 17, 2003 (commencement of operations) through March 31, 2004.
(b)Calculated based on average shares outstanding.
(c)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(d)Reflects total return for the period; not annualized.
(e)Computed on an annualized basis.
(f)Portfolio Turnover Rate is for the Fund for the fiscal year ended March 31, 2004.

(For a share outstanding throughout the period)


Municipal Bond Fund
-------------------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------------------
                                2004/(a)/       2003/(a)/     2002/(a)/     2001/(a)/      2000/(a)/
-------------------------------------------------------------------------------------------------------
Selected Per Share Data
Net Asset Value,
  Beginning of Period              $10.98          $10.50         $10.70       $10.07         $10.63
Income from Investment
  Operations:
Net Investment Income (Loss)         0.33(b)         0.41(b)        0.44         0.46(b)        0.46(c)
Net Realized and Unrealized
  Gain (Loss) on Investments         0.24            0.61           0.01         0.65          (0.49)
-------------------------------------------------------------------------------------------------------
Total from Investment
  Operations                         0.57            1.02           0.45         1.11          (0.03)
-------------------------------------------------------------------------------------------------------
Less Distributions:
Distributions from Net
  Investment Income                 (0.33)          (0.42)         (0.45)       (0.46)         (0.46)
Distributions from Realized
  Gains on Investments              (0.16)          (0.12)         (0.20)       (0.02)         (0.07)
-------------------------------------------------------------------------------------------------------
Total Distributions                 (0.49)          (0.54)         (0.65)       (0.48)         (0.53)
-------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                    $11.06          $10.98         $10.50       $10.70         $10.07
-------------------------------------------------------------------------------------------------------
Total Return(d)                     5.31%           9.88%          4.26%       11.34%        (0.10)%
-------------------------------------------------------------------------------------------------------
Ratios and
  Supplemental Data:
Net Assets, End of Period    $120,606,013    $107,769,680    $57,372,945  $37,272,578    $33,486,954
-------------------------------------------------------------------------------------------------------
Ratio of Gross Expenses
  to Average Net Assets             0.89%           0.93%          1.00%        1.09%          1.14%
-------------------------------------------------------------------------------------------------------
Ratio of Net Expenses
  to Average Net Assets             0.85%           0.85%          0.85%        0.85%          0.85%
-------------------------------------------------------------------------------------------------------
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                3.01%           3.78%          4.14%        4.45%          4.55%
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate           814.99%(e)       47.56%        172.55%      140.65%        184.70%
-------------------------------------------------------------------------------------------------------

(a)For the twelve months ended March 31.
(b)Calculated based on average shares outstanding.
(c)Calculated prior to adjustment for certain book and tax income differences.
(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(e)Portfolio turnover rate includes the effect of using U.S. Treasuries in same day trades to manage interest rate risk. The rate would be 238.41% if this trading activity was excluded from the calculation. The Fund's advisor intends to manage interest rate risk in the future through the use of futures contracts and other derivatives-related hedging strategies, many of which would not impact the portfolio turnover rate.

                                                                   July 9, 2004

(For a share outstanding throughout the period)


Municipal Bond Fund
------------------------------------------------------------------------------------------------
Class B
------------------------------------------------------------------------------------------------
                               2004/(a)/     2003/(a)/     2002/(a)/     2001/(a)/    2000/(a)/
------------------------------------------------------------------------------------------------
Selected Per Share Data
Net Asset Value,
  Beginning of Period            $10.98        $10.50        $10.70        $10.07      $10.63
Income from Investment
  Operations:
Net Investment Income (Loss)       0.26(b)       0.34(b)       0.37          0.39(b)     0.40(c)
Net Realized and Unrealized
  Gain (Loss) on Investments       0.24          0.61          0.00(e)       0.65       (0.49)
------------------------------------------------------------------------------------------------
Total from Investment
  Operations                       0.50          0.95          0.37          1.04       (0.09)
------------------------------------------------------------------------------------------------
Less Distributions:
Distributions from Net
  Investment Income               (0.26)        (0.35)        (0.37)        (0.39)      (0.40)
Distributions from Realized
  Gains on Investments            (0.16)        (0.12)        (0.20)        (0.02)      (0.07)
------------------------------------------------------------------------------------------------
Total Distributions               (0.42)        (0.47)        (0.57)        (0.41)      (0.47)
------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                  $11.06        $10.98        $10.50        $10.70      $10.07
------------------------------------------------------------------------------------------------
Total Return(d)                   4.62%         9.16%         3.58%        10.62%     (0.75)%
------------------------------------------------------------------------------------------------
Ratios and
  Supplemental Data:
Net Assets, End of Period    $2,674,340    $3,532,913    $1,429,016    $1,077,137    $877,436
------------------------------------------------------------------------------------------------
Ratio of Gross Expenses
  to Average Net Assets           1.54%         1.58%         1.65%         1.74%       1.78%
------------------------------------------------------------------------------------------------
Ratio of Net Expenses
  to Average Net Assets           1.50%         1.50%         1.50%         1.50%       1.50%
------------------------------------------------------------------------------------------------
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets              2.39%         3.11%         3.49%         3.80%       3.90%
------------------------------------------------------------------------------------------------
Portfolio Turnover Rate         814.99%(f)     47.56%       172.55%       140.65%     184.70%
------------------------------------------------------------------------------------------------

(a)For the twelve months ended March 31.
(b)Calculated based on average shares outstanding.
(c)Calculated prior to adjustment for certain book and tax income differences.
(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(e)Amount is less than $0.005.
(f)Portfolio turnover rate includes the effect of using U.S. Treasuries in same day trades to manage interest rate risk. The rate would be 238.41% if this trading activity was excluded from the calculation. The Fund's advisor intends to manage interest rate risk in the future through the use of futures contracts and other derivatives-related hedging strategies, many of which would not impact the portfolio turnover rate.

(For a share outstanding throughout the period)



Select Bond Fund
-------------------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------------------
                                2004/(a)/       2003/(a)/     2002/(a)/     2001/(a)/      2000/(a)/
-------------------------------------------------------------------------------------------------------
Selected Per Share Data
Net Asset Value,
  Beginning of Period               $9.98           $9.50          $9.69        $9.13          $9.66
Income from Investment
  Operations:
Net Investment Income (Loss)         0.31(b)         0.41(b)        0.49         0.61(b)        0.68(c)
-------------------------------------------------------------------------------------------------------
Net Realized and Unrealized
  Gain (Loss) on Investments         0.32            0.82           0.05         0.56          (0.47)
-------------------------------------------------------------------------------------------------------
Total from Investment
  Operations                         0.63            1.23           0.54         1.17           0.21
-------------------------------------------------------------------------------------------------------
Less Distributions:
Distributions from Net
  Investment Income                 (0.36)          (0.45)         (0.49)       (0.61)         (0.63)
Distributions from Realized
  Gains on Investments              (0.24)          (0.30)         (0.24)          --          (0.11)
-------------------------------------------------------------------------------------------------------
Total Distributions                 (0.60)          (0.75)         (0.73)       (0.61)         (0.74)
-------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                    $10.01           $9.98          $9.50        $9.69          $9.13
-------------------------------------------------------------------------------------------------------
Total Return(d)                     6.50%          13.19%          5.76%       13.32%          2.26%
-------------------------------------------------------------------------------------------------------
Ratios and
  Supplemental Data:
Net Assets, End of Period    $146,430,880    $107,952,560    $64,073,225  $41,428,580    $32,388,650
-------------------------------------------------------------------------------------------------------
Ratio of Gross Expenses
  to Average Net Assets             0.93%           0.96%          1.04%        1.14%          1.26%
-------------------------------------------------------------------------------------------------------
Ratio of Net Expenses
  to Average Net Assets             0.85%           0.85%          0.85%        0.85%          0.85%
-------------------------------------------------------------------------------------------------------
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                3.08%           4.13%          4.97%        6.57%          6.70%
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate           167.56%         213.99%        129.22%      187.60%         92.12%
-------------------------------------------------------------------------------------------------------

(a)For the twelve months ended March 31.
(b)Calculated based on average shares outstanding.
(c)Calculated prior to adjustment for certain book and tax income differences.
(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

                                                                   July 9, 2004

(For a share outstanding throughout the period)


Select Bond Fund
-------------------------------------------------------------------------------------------------
Class B
-------------------------------------------------------------------------------------------------
                              2004/(a)/      2003/(a)/     2002/(a)/    2001/(a)/     2000/(a)/
-------------------------------------------------------------------------------------------------
Selected Per Share Data
Net Asset Value,
  Beginning of Period             $9.98          $9.50         $9.69       $9.12         $9.66
Income from Investment
  Operations:
Net Investment Income
  (Loss)                           0.24(b)        0.34(b)       0.43        0.55(b)       0.60(c)
Net Realized and Unrealized
  Gain (Loss) on
  Investments                      0.33           0.82          0.05        0.57         (0.46)
-------------------------------------------------------------------------------------------------
Total from Investment
  Operations                       0.57           1.16          0.48        1.12          0.14
-------------------------------------------------------------------------------------------------
Less Distributions:
Distributions from Net
  Investment Income               (0.30)         (0.38)        (0.43)      (0.55)        (0.57)
Distributions from Realized
  Gains on Investments            (0.24)         (0.30)        (0.24)         --         (0.11)
-------------------------------------------------------------------------------------------------
Total Distributions               (0.54)         (0.68)        (0.67)      (0.55)        (0.68)
-------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                  $10.01          $9.98         $9.50       $9.69         $9.12
-------------------------------------------------------------------------------------------------
Total Return(d)                   5.80%         12.46%         5.08%      12.71%         1.49%
-------------------------------------------------------------------------------------------------
Ratios and
  Supplemental Data:
Net Assets, End of Period   $11,352,945    $10,081,933    $4,517,809  $3,154,904    $2,277,324
-------------------------------------------------------------------------------------------------
Ratio of Gross Expenses
  to Average Net Assets           1.57%          1.61%         1.69%       1.78%         1.90%
-------------------------------------------------------------------------------------------------
Ratio of Net Expenses
  to Average Net Assets           1.50%          1.50%         1.50%       1.50%         1.50%
-------------------------------------------------------------------------------------------------
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets              2.44%          3.41%         4.32%       5.92%         6.05%
-------------------------------------------------------------------------------------------------
Portfolio Turnover Rate         167.56%        213.99%       129.22%     187.60%        92.12%
-------------------------------------------------------------------------------------------------

(a)For the twelve months ended March 31.
(b)Calculated based on average shares outstanding.
(c)Calculated prior to adjustment for certain book and tax income differences.
(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(For a share outstanding throughout the period)



Select Bond Fund
------------------------------------------
Class C
------------------------------------------
                               2004/(a)/
------------------------------------------
Selected Per Share Data
Net Asset Value,
  Beginning of Period            $10.04
Income from Investment
  Operations:
Net Investment Income (Loss)       0.08(b)
Net Realized and Unrealized
  Gain (Loss) on Investments       0.23
------------------------------------------
Total from Investment
  Operations                       0.31
------------------------------------------
Less Distributions:
Distributions from Net
  Investment Income               (0.10)
Distributions from Realized
  Gains on Investments            (0.24)
------------------------------------------
Total Distributions               (0.34)
------------------------------------------
Net Asset Value,
  End of Period                  $10.01
------------------------------------------
Total Return(c)                   3.14%(d)
------------------------------------------
Ratios and
  Supplemental Data:
Net Assets, End of Period    $1,633,237
------------------------------------------
Ratio of Gross Expenses
  to Average Net Assets           1.61%(e)
------------------------------------------
Ratio of Net Expenses
  to Average Net Assets           1.50%(e)
------------------------------------------
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets              2.18%(e)
------------------------------------------
Portfolio Turnover Rate         167.56%(f)
------------------------------------------

(a)For the period of November 17, 2003 (commencement of operations) through March 31, 2004.
(b)Calculated based on average shares outstanding.
(b)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(d)Reflects total return for the period; not annualized.
(e)Computed on an annualized basis.
(f)Portfolio Turnover Rate is for the Fund for the fiscal year ended March 31, 2004.

                                                                   July 9, 2004

Appendix A - Glossary

This glossary provides you a more detailed description of some of the types of securities, investment strategies and other instruments in which the Funds may invest. Each Fund may invest in these instruments to the extent permitted by its investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.
I. Equity and Debt Securities
American Depositary Receipts ("ADRs") see "Depositary receipts" below.

Bonds are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

Certificates of participation ("COPs") are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. See "Municipal lease obligations" below.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Funds may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

Common stocks are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's Board of Directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Debt investments is a general term to describe a variety of securities or other investments that represent liabilities or obligations owed to another person or persons.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker/dealers (depositary shares).

Dollar roll transactions may consist of the sale by a Fund to a bank or broker/dealer (the "counterparty") of mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at a similar price. Dollar roll transactions may also consist solely of a commitment to purchase mortgage-backed securities from the counterparty.

Equity securities generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other investments with equity characteristics.

Exchange traded funds are index-based investment companies which hold substantially all of their assets in securities representing their specific index.

Fixed income securities are debt securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-grade instruments are securities rated in one of the two highest rating categories by at least one Nationally Recognized Statistical Rating Organization (such as Moody's or Standard & Poor's(R)), or if not so rated, determined by the Fund's advisor or sub-advisor to be of comparable quality.

High yield/High risk bonds are debt securities rated below investment-grade by a Nationally Recognized Statistical Rating Organization (e.i., BB+ or lower by Standard & Poor's or Ba1 or lower by Moody's), or if unrated, determined by the Fund's advisor or sub-advisor to be of comparable quality. Other terms commonly used to describe such bonds include "lower-rated bonds," "noninvestment-grade bonds" and "junk bonds."

Industrial development bonds are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. See "Municipal securities" on this page.

Investment-grade bonds are securities rated BBB- or higher by Standard & Poor's(R) and Baa3 or higher by Moody's, or an equivalent rating by one of the primary rating agencies.

Loan participations and assignments are investments in business loans made to borrowers that may be corporations, partnerships, or other entities. Such investments may be made through an assignment of a portion of the business loan from a third party or through a participation agreement.

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with pre-payment features may not increase as much as other fixed income securities. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of pre-payment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities.

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality's credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

Municipal securities are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility or revenue source.

Pass-through securities are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker/dealer.

Passive foreign investment companies ("PFICs") are any foreign corporations that generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if

                                                                   July 9, 2004


these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Pre-refunded municipal bonds are municipal securities for which the municipal bond issuer has established an independent escrow account that is sufficient to, and is pledged to, refund that issue, including principal and interest. The most common pre-refunded municipal bonds are backed by an escrow of U.S. Treasuries.

Rule 144A securities are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

Step coupon bonds are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker/dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

U.S. government securities include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

Unit offerings are a combination of multiple securities, such as debt and equity securities sold together as a single product.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate ("underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

Zero coupon bonds are debt securities that do not pay regular interest at regular intervals, but are issued at a significant discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. Futures, Options and Other Derivatives
Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Funds may buy and sell futures contracts on foreign currencies, securities and financial indices of U.S. government, foreign government, equity or fixed income securities. The Funds may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity or debt securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Inverse floaters are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies. The Fund may purchase or write such options individually or in combination.

Swaps are agreements that are generally individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease a Fund's exposure to changes in the value of an index of securities in which the Fund might invest, the value of a particular security or group of securities, interest rates, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names, such as credit default swaps and interest rate swaps.

III. Other Investments, Strategies and/or Techniques
Repurchase agreements involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

Short sales in which a Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box

                                                                   July 9, 2004


involve selling either a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce Fund volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

When-issued, delayed delivery and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future (i.e., beyond normal settlement). A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

IV. Other Terms
Net asset value ("NAV") is the value of a single share of a Fund. It is computed by adding the value of all of a Fund's investments and other assets, subtracting any liabilities and dividing the result by the number of shares outstanding.

Fund turnover rate is a measure of the amount of a Fund's buying and selling activity. It is computed by dividing total purchases or sales, whichever is less, by the average monthly market value of a Fund's securities.

Total return is the percentage increase or decrease in the value of an investment over a stated period of time. A total return percentage includes both income and changes in NAV. For the purposes of calculating total return, it is assumed that dividends and distributions are reinvested at the NAV on the day of the distribution.

More information about Mason Street Funds is included in the Funds' Statement of Additional Information (SAI), which is incorporated by reference in this Prospectus and which is available without charge.

Additional information about the Funds' investments is included in the Funds' annual and semi-annual reports to shareholders. These reports discuss the market conditions and investment strategies that significantly affected each Fund's performance during the previous fiscal period.

To request a free copy of the Funds' SAI, or current annual or semi-annual report, call us at 1-888-MASONST (1-888-627-6678). You may also call this number to request other information about the Funds and to make shareholder inquiries. Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission
(SEC) in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Funds are available on the SEC's Internet site at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

Northwestern Mutual Investment Services, LLC, Distributor
Investment Company Act File No. 811-07961


Mason Street Funds
P.O. Box 219419
Kansas City, MO 64121-9419
1-888-MASONST (1-888-627-6678)
www.masonstreetfunds.com

94-1000 0497 (REV 0704)

                                    [GRAPHIC]

MasonStreet
Funds/(SM)/